AFBA 5STAR FUND, INC. SEMI-ANNUAL REPORT

September 30, 2002 (unaudited)

This report has been prepared for the general information of AFBA 5Star Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Class I shares are available only to members and employees of AFBA, The 5Star Association and its affiliated companies as well as to existing Class I shareholders. Shares of AFBA 5Star Funds are distributed by PFPC Distributors, Inc., King of Prussia, Pennsylvania.

MESSAGE
TO OUR SHAREHOLDERS

I am pleased to present the AFBA 5Star Fund, Inc. Semi-Annual Report for the period ended September 30, 2002. This report provides you with important information on your investments, the state of the securities markets, and the family of funds available to you through the AFBA 5Star Funds.

The following page provides you with comments from the portfolio management team at Kornitzer Capital Management, our subadvisor. I encourage you to read the team’s commentary as it provides you with insight into their investment style and strategy.

For information about adding an additional AFBA Fund to your portfolio, please contact your investment professional or call us at 1-800-243-9865 to obtain a prospectus. You may also visit our website at www.afbafunds.com.

Finally, I would like to take this opportunity to thank you for your continued investments in the AFBA 5Star Fund, Inc.

Sincerely, C.C. Blanton
Chairman

PORTFOLIO
MANAGEMENT REVIEW

Thank you for your continued investments in the AFBA 5Star Fund, Inc. We appreciate the trust that you have placed in us.

Uncertainty has been the major sentiment that investors have felt over the past six months. Those of us who are invested in the stock market have had to digest a number of major issues that have yet to be resolved. These issues include the threat of terrorist attacks, the continuing fallout of corporate accounting scandals, the impact of the bankruptcies of major U.S. corporations such as Enron and WorldCom, the possibility of a U.S.-led war with Iraq, and the potential effect of a dock strike on the U.S. economy and the holiday retail season. This slow but steady buildup of uncertainty has produced a crowd mentality in which investors sell stocks and flee to the perceived safety of other investment vehicles.

With that as a backdrop, we remind you of one our favorite quotes from Bernard Baruch: “Never follow the crowd.” Going against the crowd is difficult, but in our opinion it is the right thing to do in today’s market.

The small group of investors who have been buying and accumulating shares during this uncertain stretch in the market have certainly been taking Mr. Baruch’s advice to heart. We feel that those investors who have gone against the conventional wisdom and parted ways with the crowd have given themselves a better opportunity to participate in the next upswing of the market. We do not know precisely when that upswing will occur, but we do feel that it will occur sooner rather than later. If we are correct, we think that several years from now the crowd who is currently selling will view this period in the market’s history as a missed buying opportunity.

Is the worst of this thirty-month bear market behind us? We think that it is. Our optimism is based on the past history of the stock market following other severe short-term downturns. The stock market has generally had good five-year performance immediately following a severe short-term downturn. The third quarter of 2002 (July 1, 2002 to September 30, 2002) was just that: A severe short term downturn. In fact, this last quarter was the twelfth worst quarter for the S&P 500 Index since 1929. While there can be no guarantee that historic patterns will repeat, we are optimistic because we have the benefit of hindsight in seeing the performance of the S&P 500 following the other 11 quarters that have been worse than what we just experienced. In 9 of the 11 instances, the following 5-year period produced better than average returns. As we write this letter in late October 2002, we are encouraged by the strong returns of the market over the past 30 days.

Again, we thank you for your continued investments in the AFBA 5Star Fund. We look forward to providing you with quality money management in the years ahead.

Sincerely,

John C. Kornitzer President	Kent W. Gasaway, CFA Sr. Vice President

Tom W. Laming Sr. Vice President	Bob Male, CFA Sr. Vice President

AFBA 5STAR
BALANCED FUND

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

SHARES      COMPANY

MARKET VALUE

COMMON STOCKS - 60.53%
CONSUMER CYCLICAL - 7.66%
   34,900   Barnes & Noble Inc.*............................................................  $    738,484
   40,000   ElkCorp. .......................................................................       682,800
   18,300   Ethan Allen Interiors, Inc. ....................................................       592,188
    5,000   FirstService Corp. - VTG* ......................................................        98,000
   15,000   ServiceMaster (The) Co. ........................................................       162,750
                                                                                                 2,274,222

CONSUMER STAPLES - 0.89%
   15,000   McDonald's Corp. ...............................................................       264,900
      178   Philip Services Corp.* .........................................................             0
                                                                                                   264,900

EDUCATION - 10.13%
    7,500   Apollo Group, Inc. - Class A* ..................................................       326,460
   17,400   DeVry, Inc.* ...................................................................       323,988
   46,000   ITT Educational Services, Inc.*.................................................       863,420
   25,100   Strayer Education, Inc. ........................................................     1,493,199
                                                                                                 3,007,067
ENERGY - 0.00%
    1,565   Eagle GeoPhysical, Inc.* .......................................................             0

ENTERTAINMENT - 5.98%
   50,000   Argosy Gaming Co.* .............................................................     1,148,000
   25,000   Carnival Corp. .................................................................       627,500
                                                                                                 1,775,500

FINANCIAL - 10.98%
   12,000   American Express Co. ...........................................................       374,160
   11,400   Amvescap PLC (a) ...............................................................       110,352
   15,000   Bank of America Corp. ..........................................................       957,000
   15,000   J.P. Morgan Chase & Co. ........................................................       284,850
   12,000   Morgan Stanley .................................................................       406,560
   10,000   Northern Trust Corp. ...........................................................       377,200
   10,000   The PNC Financial Services Group, Inc. .........................................       421,700
    4,000   Principal Financial Group, Inc.* ...............................................       104,720
   18,500   Stilwell Financial, Inc. .......................................................       223,295
                                                                                                 3,259,837

See Accompanying Notes to Financial Statements.

AFBA 5STAR
BALANCED FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

SHARES      COMPANY

MARKET VALUE

COMMON STOCKS (continued)
HEALTH CARE - 11.44%
    8,000   Abbott Laboratories ............................................................  $    323,200
    7,500   Amgen Inc.*  ...................................................................       312,750
    5,000   Axcan Pharma Inc.*  ............................................................        47,950
   16,500   Bristol-Myers Squibb Co.  ......................................................       392,700
   40,000   First Horizon Pharmaceutical Corp.*  ...........................................       216,000
    5,000   Galen Holdings PLC (a)  ........................................................       114,500
   10,000   Johnson & Johnson  .............................................................       540,800
   17,000   Merck & Co., Inc.  .............................................................       777,070
    4,000   Pharmaceutical Product Development, Inc.*  .....................................        77,360
   13,000   Schering-Plough Corp. ..........................................................       277,160
   10,000   Wyeth ..........................................................................       318,000
                                                                                                 3,397,490

TECHNOLOGY - 10.52%
    5,000   Advent Software, Inc.* .........................................................        57,249
   12,000   Altera Corp.*  .................................................................       104,040
   10,000   Analog Devices, Inc.*  .........................................................       197,000
   22,000   Applied Materials, Inc.*  ......................................................       254,100
   55,000   Atmel Corp.*  ..................................................................        58,300
    8,000   Cisco Systems, Inc.*  ..........................................................        83,840
   17,000   Dell Computer Corp.*  ..........................................................       399,840
   12,000   Intel Corp.  ...................................................................       166,680
    4,000   Jabil Circuit, Inc.*  ..........................................................        59,120
   18,233   Komag, Inc.*  ..................................................................        53,787
   12,000   Microsoft Corp.*  ..............................................................       524,280
   23,000   National Semiconductor Corp.*  .................................................       274,620
   15,000   Nokia Oyj. Corp. (a)  ..........................................................       198,750
   20,000   SanDisk Corp.*  ................................................................       262,200
   19,000   Scientific-Atlanta, Inc.  ......................................................       237,690
    8,000   SunGard Data Systems, Inc.*  ...................................................       155,600
   11,000   Wind River Systems, Inc.*  .....................................................        35,420
                                                                                                 3,122,516
TRANSPORTATION & SERVICES - 2.93%
   11,500   FedEx Corp.  ...................................................................       575,805
   22,500   Southwest Airlines Co.  ........................................................       293,850
                                                                                                   869,655

TOTAL COMMON STOCKS.........................................................................    17,971,187
(COST $24,216,640)

See Accompanying Notes to Financial Statements.

AFBA 5STAR
BALANCED FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

SHARES OR FACE AMOUNT COMPANY

 MARKET VALUE

CONVERTIBLE PREFERRED STOCKS - 2.94%
      500   Adelphia Communications Corp., 13.00%, due 7/15/09 (c) ..........................  $       875
   20,000   Bethlehem Steel Corp., 3.50%, 12/31/49 (c) ......................................        6,500
    5,000   Fleetwood Capital Trust, 6.00%, 2/15/28* ........................................       71,875
   30,600   ICO, Inc., 1.6875%, 12/31/49 ....................................................      416,191
   12,500   TXI Capital Trust, Inc., 5.50%, 6/2/28 ..........................................      376,875

TOTAL CONVERTIBLE PREFERRED STOCKS ..........................................................      872,316
(COST $1,276,208)

WARRANTS - 0.09%
    2,820   Callon Petroleum ................................................................       13,677
    5,391   Komag, Inc. .....................................................................        1,536
      384   Stage Stores Inc. Series A ......................................................        3,771
      808   Stage Stores Inc. Series B ......................................................        7,232

TOTAL WARRANTS ..............................................................................       26,216
(COST $87,429)

CORPORATE BONDS - 28.45%
$ 200,000   Aaipharma, Inc., 11.00% due 4/1/10 ..............................................      172,000
  225,000   Applied Extrusion Technology, 10.75% due 7/1/11 .................................      165,375
  300,000   Argosy Gaming Co., 10.75% due 6/1/09 ............................................      328,500
   50,000   Boyd Gaming Corp., 9.25% due 8/1/09 .............................................       53,562
  235,000   Callon Petroleum Co., 10.125% due 7/31/04 .......................................      233,825
  380,000   Callon Petroleum Co., 10.25% due 9/15/04 ........................................      311,600
  355,000   Charter Communications Holdings, 11.125% due 1/15/11 ............................      225,425
  300,000   Cummins Engine, 6.75% due 2/15/27 ...............................................      296,776
  200,000   Daimler Chrysler Na. Holdings, 8.50% due 1/18/31 ................................      238,539
  200,000   Eagle Geophysical, Inc., 10.75% due 7/15/08  (c) ................................            0
   10,000   Elizabeth Arden, Inc., Series B, 10.375% due 5/15/07 ............................        9,050
   90,000   Elizabeth Arden, Inc., Series B, 11.75% due 2/1/11 ..............................       92,475
   35,000   Elizabeth Arden, Inc., Series D, 10.375% due 5/15/07 ............................       32,725
  250,000   Exide Corp., 10.00% due 4/15/05 (c) .............................................       38,750
  400,000   FM 1993A Corp., 9.75% due 11/1/03 ...............................................      403,500
   50,000   Ford Motor Credit Co., 7.375% due 10/28/09 ......................................       47,618
    5,000   Frontier Oil Corp., 11.75% due 11/15/09 .........................................        5,100
   25,000   John Q. Hammons Hotels, 8.875% due 5/15/12 ......................................       24,187
  135,000   HMH Properties, Inc., 8.45% due 12/1/08 .........................................      129,600

See Accompanying Notes to Financial Statements.

AFBA 5STAR
BALANCED FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

FACE AMOUNT COMPANY

MARKET VALUE

CORPORATE BONDS (continued)
$ 375,000   Host Marriott LP, 9.25% due 10/1/07  ............................................  $   373,125
   20,000   ICO, Inc., 10.375% due 6/1/07 ...................................................       18,600
  100,000   Ingles Markets, Inc., 8.875% due 12/1/11 ........................................       91,500
  200,000   Isle of Capri Casinos, 8.75% due 4/15/09 ........................................      204,000
   25,000   Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (c) ...............................        3,125
   38,690   Komag, Inc., 12.00% due 12/31/07 ................................................       25,419
  200,000   Luigino's, Inc., 10.00% due 2/1/06 ..............................................      201,000
   75,000   Mail-Well, I Corp., 9.625% due 3/15/12 (b) ......................................       52,125
  215,000   Mandalay Resort Group, 7.625% due 7/15/13 .......................................      202,100
   35,000   Mandalay Resort Group, 10.25% due 8/1/07 ........................................       37,888
  345,000   Mastec, Inc., 7.75% due 2/1/08  .................................................      255,300
  200,000   MGM Mirage, Inc., 8.375% due 2/1/11  ............................................      208,000
   60,000   MGM Mirage, Inc., 9.75% due 6/1/07  .............................................       65,550
  185,000   Nash Finch Co., 8.50% due 5/1/08  ...............................................      156,325
   25,000   Nuevo Energy Co., 9.50% due 6/1/08  .............................................       24,938
  100,000   Park Place Entertainment, 8.125% due 5/15/11  ...................................      102,500
  350,000   Park Place Entertainment, 8.875% due 9/15/08  ...................................      368,375
  500,000   Penn National Gaming, Inc., 8.875% due 3/15/10  .................................      505,000
  145,000   Pilgrim's Pride Corp., 9.625% due 9/15/11  ......................................      138,475
  150,000   RFS Partnership LP, 9.75% due 3/1/12  ...........................................      149,250
  470,000   Rogers Communications, Inc., 8.875% due 7/15/07  ................................      383,050
   50,000   Rogers Communications, Inc., 9.125% due 1/15/06  ................................       43,250
  150,000   Royal Caribbean Cruises, 7.50% due 10/15/27  ....................................      102,267
  100,000   Royal Caribbean Cruises, 8.125% due 7/28/04  ....................................       94,546
   75,000   Senior Housing Trust, 8.625% due 1/15/12  .......................................       74,438
   50,000   Service Corp. Intl., 6.30% due 3/15/03  .........................................       48,500
  400,000   Station Casinos, Inc., 9.75% due 4/15/07  .......................................      417,160
   25,000   Stewart Enterprises, 6.40% due 5/1/03  ..........................................       25,125
   50,000   Swift Energy Co., 9.375% due 5/1/12  ............................................       48,500
  540,000   United Refining Co., 10.75% due 6/15/07  ........................................      413,100
  235,000   Wal-Mart Stores, 8.75% due 12/29/06  ............................................      236,439
   75,000   WCI Communities, Inc., 10.625% due 2/15/11  .....................................       73,313
  200,000   Williams Communications Group, Inc., 10.875% due 10/1/09 (c)  ...................       21,000
  200,000   Winn-Dixie Stores, Inc., 8.875% due 4/1/08  .....................................      197,000
  350,000   Wiser Oil Co., 9.50% due 5/15/07  ...............................................      278,250

TOTAL CORPORATE BONDS .......................................................................    8,447,140
(COST $9,116,266)

See Accompanying Notes to Financial Statements.

AFBA 5STAR
BALANCED FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

SHARES OR
FACE AMOUNT COMPANY

 MARKET VALUE

CONVERTIBLE CORPORATE BONDS - 2.23%
$ 300,000   Adaptec, Inc., 4.75% due 2/1/04 .................................................  $   292,500
  361,000   Conexant Systems, Inc., 4.00% due 2/1/07 ........................................      103,336
  342,000   Exide Corp., 2.90% due 12/15/05 (b) (c) .........................................        2,565
  305,000   Intevac, Inc., 6.50% due 3/1/09 .................................................      221,506
   50,000   Lomak Petroleum, Inc., 6.00% due 2/1/07 .........................................       38,688
    5,000   Moran Energy, Inc., 8.75% due 1/15/08 ...........................................        4,788
   10,000   OHM Corp., 8.00% due 10/1/06 (c) ................................................           51
   21,178   Philip Services Corp., 0/3.00%, due 4/15/20 (d) .................................            2
      640   Philip Services Corp., 6.00%, due 4/15/10 (e) ...................................            0

TOTAL CONVERTIBLE CORPORATE BONDS............................................................      663,436
(COST $1,036,004)

MONEY MARKET FUND - 5.17%
1,536,620   PNC Bank Money Market ...........................................................    1,536,620

TOTAL MONEY MARKET FUND .....................................................................    1,536,620
(COST $1,536,620)

TOTAL INVESTMENTS - 99.41% ..................................................................   29,516,915
(COST $37,269,167)

Other assets less liabilities - 0.59% .......................................................      173,889

TOTAL NET ASSETS - 100.00% ..................................................................  $29,690,804

(a) - American Depository Receipt.
(b) - Security exempt from registration under Rule 144A of the Securities Act of 1933.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) - Security in default.
(d) - Step-up Bond.
(e) - Payment in kind security.
* - Non-income producing security.

See Accompanying Notes to Financial Statements.

AFBA 5STAR
LARGE CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

SHARES      COMPANY

MARKET VALUE

COMMON STOCKS -- 95.31%
CONSUMER CYCLICAL -- 16.42%
   25,400   Barnes & Noble, Inc.* ...........................................................  $   537,464
   21,700   Carnival Corp. ....... ..........................................................      544,670
   13,500   Ethan Allen Interiors, Inc.  ....................................................      436,860
   13,000   Marriott International Inc. - Class A ...........................................      376,870
   41,900   ServiceMaster (The) Co.  ........................................................      454,615
                                                                                                 2,350,479

CONSUMER STAPLES -- 7.21%
    7,400   Heinz Co., H.J. 246,938 19,600 McDonald's Corp. .................................      346,136
   11,900   PepsiCo, Inc.  ..................................................................      439,705
                                                                                                 1,032,779

FINANCIAL -- 17.25%
   21,400   American Express Co.  ...........................................................      667,252
    9,300   Morgan Stanley  .................................................................      315,084
   12,600   Northern Trust Corp.  ...........................................................      475,272
   10,000   The PNC Financial Services Group, Inc.  .........................................      421,700
   20,400   Wilmington Trust Corp.  .........................................................      589,968
                                                                                                 2,469,276

HEALTH CARE -- 15.03%
   13,600   Abbott Laboratories  ............................................................      549,440
    9,700   Johnson & Johnson  ..............................................................      524,576
   13,500   Merck & Co., Inc.  ..............................................................      617,085
   21,600   Schering-Plough Corp.  ..........................................................      460,512
                                                                                                 2,151,613

TECHNOLOGY -- 30.42%
   29,100   Altera Corp.*  ..................................................................      252,297
   14,300   Analog Devices, Inc.*  ..........................................................      281,710
   28,000   Applied Materials, Inc.*  .......................................................      323,400
   49,600   Atmel Corp.* 52,576 43,000 CIENA Corp.*  ........................................      127,710
   24,900   Cisco Systems, Inc.*  ...........................................................      260,952
   19,100   Diebold, Inc.  ..................................................................      628,772
   11,100   Microsoft Corp.*  ...............................................................      484,959
   34,100   Nokia Oyj Corp. (a)  ............................................................      451,825
   26,100   SanDisk Corp.*  .................................................................      342,171

See Accompanying Notes to Financial Statements.

AFBA 5STAR
LARGE CAP FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

SHARES      COMPANY

MARKET VALUE

COMMON STOCKS (continued)
TECHNOLOGY (continued)
   35,600   Scientific-Atlanta, Inc.  .......................................................  $   445,356
   28,100   SunGard Data Systems, Inc.*  ....................................................      546,545
   48,600   Wind River Systems, Inc.*  ......................................................      156,492
                                                                                                 4,354,765

TRANSPORTATION & SERVICES -- 8.98%
   15,100   FedEx Corp.  ....................................................................      756,057
   40,550   Southwest Airlines Co.  .........................................................      529,583
                                                                                                 1,285,640

TOTAL COMMON STOCKS .........................................................................   13,644,552
(COST $19,507,404)

MONEY MARKET FUND -- 4.88%
  698,802   PNC Bank Money Market ............................................................     698,802

TOTAL MONEY MARKET FUND .....................................................................      698,802
(COST $698,802)

TOTAL INVESTMENTS -- 100.19% ................................................................   14,343,354
(COST $20,206,206)

Liabilities in excess of other assets -- ( 0.19% ............................................      (27,267)

TOTAL NET ASSETS -- 100.00% .................................................................  $14,316,087

* Non-income producing security.
(a) American Depository Receipt.

See Accompanying Notes to Financial Statements.

AFBA 5STAR
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

SHARES OR
FACE AMOUNT COMPANY

 MARKET VALUE

COMMON STOCKS – 0.76%
Consumer Staples
      190   Philip Services Corp.* ..........................................................  $         0
    5,000   W.P. Stewart & Co., Ltd.  .......................................................       85,250

TOTAL COMMON STOCKS  ........................................................................       85,250
(COST $92,877)

CONVERTIBLE PREFERRED STOCKS - 6.32%
      500   Adelphia Communications Corp.,13.00%, due 7/15/09 (b)  ..........................          875
   10,000   Bethlehem Steel Corp., 3.50%, due 12/31/49 (b) (c)  .............................        3,250
    5,000   Carriage Services Capital, 7.00%, due 6/1/29  ...................................      142,500
    4,000   Cummins Capital Trust, 7.00%, due 6/15/31  ......................................      170,000
    1,370   Eagle GeoPhysical, Inc.* (b)  ...................................................            0
    6,000   Fleetwood Capital Trust, 6.00%, due 2/15/28  ....................................       86,250
   10,000   ICO Inc., 1.6878%, due 12/31/49  ................................................      136,010
    5,500   TXI Capital Trust, Inc., 5.50%, due 6/2/28  .....................................      165,825

TOTAL CONVERTIBLE PREFERRED STOCKS  .........................................................      704,710
(COST $1,081,090)

WARRANTS - 0.25%
    1,800   Callon Petroleum Co.  ...........................................................        8,730
    1,304   Komag Inc.  .....................................................................          372
      640   Stage Stores Inc. - Series A  ...................................................        6,285
    1,348   Stage Stores Inc. - Series B  ...................................................       12,064

TOTAL WARRANTS  .............................................................................       27,451
(COST $128,356)

CORPORATE BONDS - 52.88%
$ 200,000   AaiPharma, Inc., 11.00% due 4/1/10 (a)  .........................................      172,000
  110,000   Ameristar Casino's Inc. 10.75% due 2/15/09  .....................................      121,275
  150,000   Applied Extrusion Technology, 10.75% due 7/1/11  ................................      110,250
  100,000   Argosy Gaming Co., 10.75% due 6/1/09  ...........................................      109,500
   75,000   Bio-Rad Laboratories, Inc., 11.625% due 2/15/07  ................................       83,625
   50,000   Boyd Gaming Corp., 9.25% due 8/1/09  ............................................       53,562
   15,000   Brunswick Corp., 7.375% due 9/1/23  .............................................       14,192
  150,000   Callon Petroleum Co., 10.125% due 7/31/04  ......................................      149,250
   65,000   Callon Petroleum Co., 10.25% due 9/15/04  .......................................       53,300
  105,000   Charter Communications Holdings, 8.625% due 4/1/09  .............................       65,100
  100,000   Charter Communications Holdings, 11.125% due 1/15/11  ...........................       63,500

See Accompanying Notes to Financial Statements.

AFBA 5STAR
HIGH YIELD FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

FACE AMOUNT COMPANY

 MARKET VALUE

CORPORATE BONDS (continued)
$ 150,000   Cummins Engine, 6.75% due 2/15/27 ...............................................  $   148,388
  175,000   Daimler Chrysler Na. Holdings, 8.50% due 1/18/31  ...............................      208,722
  175,000   Eagle Geophysical, Inc., 10.75% due 7/15/08 (b)  ................................            0
   35,000   Elizabeth Arden, Inc. Series B, 10.375% due 5/15/07  ............................       31,675
   50,000   Elizabeth Arden, Inc. Series B, 11.75% due 2/1/11  ..............................       51,375
   40,000   Elizabeth Arden, Inc. Series D, 10.375% due 5/15/07  ............................       37,400
   50,000   Exide Corp., 10.00% due 4/15/05 (b)  ............................................        7,750
  100,000   FM 1993A Corp., 9.75% due 11/1/03  ..............................................      100,875
  150,000   Ford Motor Co., 7.45% due 7/16/31  ..............................................      123,771
   50,000   Ford Motor Credit Co., 7.375% due 10/28/09  .....................................       47,618
  100,000   Frontier Oil Corp., 11.75% due 11/15/09  ........................................      102,000
  200,000   General Motors Acceptance Corp., 8.00% due 11/1/31  .............................      194,389
   65,000   HMH Properties, Inc., 8.45% due 12/1/08  ........................................       62,400
  125,000   Host Marriott LP, 9.25% due 10/1/07  ............................................      124,375
  100,000   Ingles Markets, Inc., 8.875% due 12/1/11  .......................................       91,500
  200,000   Isle of Capri Casinos, 8.75% due 4/15/09  .......................................      204,000
   50,000   John Q. Hammons Hotels, 8.875% due 5/15/12  .....................................       48,375
   90,000   Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (b)  ..............................       11,250
    9,362   Komag Inc., 12.00% due 12/31/07 (d)  ............................................        6,151
  160,000   Luigino's, Inc., 10.00% due 2/1/06  .............................................      160,800
   50,000   Mail-Well I Corp., 9.625% due 3/15/12 (a)  ......................................       34,750
  175,000   Mandalay Resort Group, 7.625% due 7/15/13  ......................................      164,500
   50,000   Mandalay Resort Group, 10.25% due 8/1/07  .......................................       54,125
  150,000   Mastec, Inc., 7.75% due 2/1/08  .................................................      111,000
  100,000   Meritage Corp., 9.75% due 6/1/11  ...............................................      100,750
  100,000   MGM Grand Mirage Inc., 8.375% due 2/1/11  .......................................      104,000
   50,000   MGM Grand Mirage Inc., 9.75% due 6/1/07  ........................................       54,625
  150,000   Motorola, Inc., 7.625%, 11/15/10  ...............................................      146,546
  180,000   Nash Finch Co., 8.50% due 5/1/08  ...............................................      152,100
   50,000   Nuevo Energy Co., 9.50% due 6/1/08  .............................................       49,875
  100,000   Park Place Entertainment, 8.125% due 5/15/11  ...................................      102,500
   75,000   Park Place Entertainment, 8.875% due 9/15/08  ...................................       78,938
  200,000   Penn National Gaming, Inc., 8.875% due 3/15/10  .................................      202,000
  205,000   Phillips Van-Heusen, 7.75% due 11/15/23  ........................................      174,250
  100,000   Pilgrims Pride Corp., 9.625% due 9/15/11  .......................................       95,500
   50,000   Pulte Homes, Inc., 8.125% due 3/1/11  ...........................................       56,094
  100,000   Purina Mills, Inc., 9.00% due 3/15/10 (b)  ......................................            0
  100,000   RFS Partnership LP, 9.75% due 3/1/12 (a).'  .....................................       99,500
  125,000   Rogers Communications, Inc., 8.875% due 7/15/07  ................................      101,875
   50,000   Rogers Communications, Inc., 9.125% due 1/15/06  ................................       43,250
  175,000   Royal Caribbean Cruises, 7.50% due 10/15/27  ....................................      119,312
   50,000   Royal Caribbean Cruises, 8.125% due 7/28/04  ....................................       47,273

See Accompanying Notes to Financial Statements.

AFBA 5STAR
HIGH YIELD FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

FACE AMOUNT COMPANY

 MARKET VALUE

CORPORATE BONDS (continued)
$  50,000   Senior Housing Trust, 8.625% due 1/15//12   .....................................  $    49,625
   50,000   Service Corp. International., 6.30% due 3/15/03   ...............................       48,500
   19,000   Servicemaster Co., 7.10% due 3/1/18   ...........................................       19,587
   85,000   Station Casinos, Inc., 9.75% due 4/15/07   ......................................       88,647
  100,000   Stewart Enterprises, 6.40% due 5/1/03 (c)   .....................................      100,500
  100,000   Stewart Enterprises, 10.75% due 7/1/08   ........................................      110,000
   50,000   Swift Energy Co., 9.375% due 5/1/12   ...........................................       48,500
  225,000   United Refining Co., 10.75% due 6/15/07   .......................................      172,125
   75,000   WCI Communities, Inc., 10.625% due 2/15/11   ....................................       73,312
   50,000   Williams Communications Group, Inc., 11.70% due 8/1/08 (b)   ....................        5,250
  100,000   Williams Communications Group, Inc., 11.875% due 8/1/10 (b)   ...................       10,500
  125,000   Winn-Dixie Stores, Inc., 8.875% due 4/1/08   ....................................      123,125
  175,000   Wiser Oil Co., 9.50% due 5/15/07   ..............................................      139,125

TOTAL CORPORATE BONDS   .....................................................................    5,839,927
(COST $6,273,436)

CONVERTIBLE CORPORATE BONDS - 20.2
  150,000   Adaptec, Inc., 4.75% due 2/1/04   ...............................................      146,250
  100,000   Analog Devices, Inc., 4.75% due 10/1/05   .......................................       98,000
  100,000   Analog Devices, Inc., 4.75% due 10/1/05 (a)   ...................................       98,000
  250,000   Barnes & Noble, 5.25% due 3/15/09   .............................................      248,750
  150,000   Best Buy, 2.25% due 1/15/22   ...................................................      117,750
  170,000   The BISYS Group, Inc. 4.00% due 3/15/06   .......................................      156,612
  200,000   Conexant Systems, Inc., 4.00% due 2/1/07   ......................................       57,250
  150,000   Exide Corp., 2.90% due 12/15/05 (a) (b)   .......................................        1,125
  200,000   Human Genome Sciences, 3.75% due 3/15/07   ......................................      133,000
  183,000   Intevac, Inc., 6.50% due 3/1/09   ...............................................      132,904
  250,000   IVAX Corp., 5.50% due 5/15/07   .................................................      211,875
  200,000   Lam Research, 4.00% due 6/1/06   ................................................      154,250
   50,000   Lomak Petroleum, Inc., 6.00% due 2/1/07   .......................................       38,687
  200,000   Medicis Pharmaceutical, 2.50% due 6/4/32 (a)   ..................................      195,250
   97,000   Moran Energy, Inc., 8.75% due 1/15/08   .........................................       92,878
  122,000   OHM Corp., 8.00% due 10/1/06 (b)   ..............................................          622
   22,589   Philip Services, 0/3.00% due 4/15/20 (e)   ......................................            2
      682   Philip Services, 6.00% due 4/15/10 (d)   ........................................            0
  150,000   SanDisk Corp., 4.50% due 11/15/06 (a)   .........................................      159,938
  100,000   School Specialty Inc., 6.00% due 8/1/08   .......................................      105,125
  250,000   Wind River Systems, Inc., 3.75% due 12/15/06 (a)   ..............................      167,813

TOTAL CONVERTIBLE CORPORATE BONDS   .........................................................    2,316,081
(COST $2,743,469)

See Accompanying Notes to Financial Statements.

AFBA 5STAR
HIGH YIELD FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

FACE AMOUNT COMPANY

 MARKET VALUE

MONEY MARKET FUND - 17.97%
2,003,508   PNC Bank Money Market   ........................................................  $  2,003,508

TOTAL MONEY MARKET FUND   ..................................................................     2,003,508
(COST $2,003,508)

TOTAL INVESTMENTS - 98.44%   ...............................................................    10,976,927
(COST $12,322,736)

Other assets less liabilities - 1.56%   ....................................................       173,645

TOTAL NET ASSETS - 100.00%  ................................................................  $ 11,150,572

* - Non-income producing security.
(a) - Security exempt from registration under Rule 144A of the Securities Act of 1933.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) - Security in default.
(c) - Interest rate shown is the rate in effect at September 30, 2002.
(d) - Payment in kind security.
(e) - Step-up Bond.

See Accompanying Notes to Financial Statements.

AFBA 5STAR
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

AHARES      COMPANY

 MARKET VALUE

COMMON STOCKS - 98.96%
BASIC MATERIALS - 10.24%
   18,400   Applera Corp.- Applied Biosystems Group .........................................  $  $336,720
   30,700   Sigma-Aldrich Corp. .............................................................    1,512,589
   39,000   Waters Corp.*  ..................................................................      945,750
                                                                                                 2,795,059

CAPITAL GOODS - 4.34%
   26,000   Teleflex, Inc.  .................................................................    1,185,080

CONSUMER CYCLICAL - 5.51%
    4,500   Johnson Controls, Inc. ..........................................................      345,690
   27,800   Lear Corp.*  ....................................................................    1,157,870
                                                                                                 1,503,560

CONSUMER STAPLES - 18.05%
   19,800   The Coca-Cola Co.  ..............................................................      949,608
    2,500   Colgate-Palmolive Co.  ..........................................................      134,875
   27,400   The Gillette Co.  ...............................................................      811,040
    1,500   Kimberly-Clark Corp.  ...........................................................       84,960
   30,600   Sara Lee Corp.  .................................................................      559,674
   55,100   McDonald's Corp.  ...............................................................      973,066
   28,600   Wrigley, (Wm.) Jr. Co.  .........................................................    1,415,414
                                                                                                 4,928,637
HEALTH CARE - 21.42%
   34,000   Bristol-Myers Squibb Co.  .......................................................      809,200
   20,800   Johnson & Johnson  ..............................................................    1,124,864
   32,600   Pfizer, Inc.  ...................................................................      946,052
   76,300   Quintiles Transnational Corp.*  .................................................      725,613
   39,400   Schering-Plough Corp.  ..........................................................      840,008
   23,300   Wyeth  ..........................................................................      740,940
   17,290   Zimmer Holdings, Inc.*  .........................................................      662,899
                                                                                                 5,849,576

INSURANCE - 9.15%
   47,000   AFLAC INC. ......................................................................    1,442,430
   19,300   American International Group, Inc. ..............................................    1,055,710
                                                                                                 2,498,140

See Accompanying Notes to Financial Statements.

AFBA 5STAR
USA GLOBAL FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

AHARES      COMPANY

 MARKET VALUE

COMMON STOCKS (continued)
TECHNOLOGY - 30.25%
   88,800   Adaptec, Inc.*  .................................................................  $   391,608
   59,400   Agilent Technologies, Inc.*  ....................................................      775,764
   23,500   Analog Devices, Inc.*  ..........................................................      462,950
   70,630   Applied Materials, Inc.*  .......................................................      815,776
   57,900   Cadence Design Systems, Inc.*  ..................................................      588,843
   50,300   Cisco Systems, Inc.*  ...........................................................      527,144
   75,200   Citrix Systems, Inc.*  ..........................................................      453,456
   42,400   Intel Corp.  ....................................................................      588,936
   21,716   Maxim Integrated Products, Inc.*  ...............................................      537,688
   34,400   Micron Technology, Inc.  ........................................................      425,528
   21,000   Microsoft Corp.*  ...............................................................      917,490
   45,853   MKS Instruments, Inc.*  .........................................................      500,715
   60,400   Motorola, Inc.  .................................................................      614,872
   50,900   National Semiconductor Corp.*  ..................................................      607,746
   17,023   Roxio, Inc.*   ..................................................................       51,580
                                                                                                 8,260,096

TOTAL COMMON STOCKS  ........................................................................   27,020,148
(COST $40,541,388)

MONEY MARKET FUND - 1.16%
  318,262   PNC Bank Money Market  ..........................................................      318,262

TOTAL MONEY MARKET FUND  ....................................................................      318,262
(COST $318,262)

TOTAL INVESTMENTS - 100.12%  ...............................................................   27,338,410
(COST $40,859,650)

Liabilities in excess of other assets - (0.12%)  ............................................      (33,940)

TOTAL NET ASSETS - 100.00%  .................................................................  $27,304,470

* Non-income producing security.

See Accompanying Notes to Financial Statements.

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

AHARES      COMPANY

 MARKET VALUE

COMMON STOCKS -- 94.13%
HEALTH CARE -- 20.79%
    2,700   Bristol-Myers Squibb Co. $ 64,260 5,200 Human Genome Sciences, Inc.* ............       62,712
      800   Johnson & Johnson   .............................................................       43,264
    1,300   Merck & Co., Inc.   .............................................................       59,423
    1,300   Pfizer, Inc.   ..................................................................       37,726
    5,000   Quintiles Transnational Corp.*   ................................................       47,550
    3,000   Schering-Plough Corp.   .........................................................       63,960
    1,300   Sigma-Aldrich Corp.   ...........................................................       64,051
                                                                                                   442,946

TECHNOLOGY -- 73.34%
    7,300   Adaptec, Inc.*   ................................................................       32,193
    2,300   Advent Software, Inc.*   ........................................................       26,335
    1,900   Affymetrix Inc.*   ..............................................................       39,520
    4,500   Agilent Technologies, Inc.*   ...................................................       58,770
    6,500   Altera Corp.* 56,355 2,500 Analog Devices, Inc.*   ..............................       49,250
    2,000   Applera    Corp. - Applied Biosystems Group   ...................................       36,600
    1,400   Applera Corp. - Celera Genomics Group*   ........................................       11,130
    5,900   Applied Materials, Inc.*   ......................................................       68,145
   15,100   Atmel Corp.*   ..................................................................       16,006
    4,400   Cadence Design Systems, Inc.* ...................................................       44,748
    8,600   CIENA Corp.*   ..................................................................       25,542
    6,200   Cisco    Systems, Inc.* .........................................................       64,976
   12,200   Citrix Systems, Inc.* ...........................................................       73,566
    1,800   Dell Computer Corp.* ............................................................       42,336
    1,800   Diebold, Inc. ...................................................................       59,256
    4,400   Intel Corp. .....................................................................       61,116
    2,800   Lam Research Corp.* .............................................................       24,920
      400   Linear Technology Corp. .........................................................        8,288
    2,400   Maxim Integrated Products, Inc.* ................................................       59,424
    4,500   Micron Technology, Inc.* ........................................................       55,665
    1,800   Microsoft Corp.* ................................................................       78,642
    2,200   MKS Instruments, Inc.* ..........................................................       24,024
    1,000   Nassda Corp.* ...................................................................        5,220
    1,700   National Instruments Corp.* .....................................................       37,213
    4,500   National Semiconductor Corp.* ...................................................       53,730
    5,600   Nokia Oyj Corp. (a) .............................................................       74,200
      800   Novellus Systems, Inc.* .........................................................       16,648
    6,000   Numerical Tecnologies Inc.* .....................................................       17,400

See Accompanying Notes to Financial Statements.

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

AHARES      COMPANY

 MARKET VALUE

COMMON STOCKS - (continued)
TECHNOLOGY (continued)
    2,300   Plexus Corp.*  ..................................................................  $    21,275
    1,400   Roxio, Inc.*  ...................................................................        4,242
    6,600   SanDisk Corp.*  .................................................................       86,526
    5,600   Scientific-Atlanta, Inc.  .......................................................       70,056
    2,100   SunGard Data Systems, Inc.*  ....................................................       40,845
    1,200   Symantec Corp.*  ................................................................       40,404
    2,200   Waters Corp.*  ..................................................................       53,350
    7,800   Wind River Systems, Inc.*  ......................................................       25,116
                                                                                                 1,563,032

TOTAL COMMON STOCKS  ........................................................................    2,005,978
(Cost $3,499,774)

MONEY MARKET FUND -- 4.43%
   94,322   PNC Bank Money Market  ..........................................................       94,322

TOTAL MONEY MARKET FUND  ....................................................................       94,322
(COST $94,322)

TOTAL INVESTMENTS -- 98.56%  ................................................................    2,100,300
(Cost $3,594,096)

Other assets less liabilities -- 1.44%  .....................................................       30,767

TOTAL NET ASSETS -- 100.00%  ................................................................  $ 2,131,067

(a) American Depository Receipt.
* Non-income producing security.

See Accompanying Notes to Financial Statements.

AFBA 5STAR
SMALL CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

AHARES      COMPANY

 MARKET VALUE

COMMON STOCKS - 97.37%
CAPITAL GOODS - 1.81%
    7,000   ElkCorp .........................................................................  $   119,490

CONSUMER CYCLICAL - 23.44%
    4,000   Abercrombie & Fitch Co. - Class A*  .............................................       78,680
    7,600   American Eagle Outfitters, Inc.*  ...............................................       91,656
    9,600   Borders Group, Inc.*  ...........................................................      151,680
    7,200   Brunswick Corp.  ................................................................      151,488
    6,150   Coachmen Industries, Inc.  ......................................................       92,311
    6,300   Ethan Allen Interiors, Inc.  ....................................................      203,868
    5,600   FirstService Corp.*  ............................................................      109,760
    4,900   Gentex Corp.*  ..................................................................      133,231
    6,600   Monaco Coach Corp.*  ............................................................      132,198
    9,600   Tweeter Home Entertainment Group, Inc.*  ........................................       66,240
    8,600   Ultimate Electronics, Inc.*  ....................................................      109,650
    7,500   WCI Communties, Inc.*  ..........................................................       95,250
    4,500   Zale Corp.*  ....................................................................      135,720
                                                                                                 1,551,732

CONSUMER STAPLES - 2.46%
    4,800   Performance Food Group Co.*  ....................................................      163,008

EDUCATION - 14.92%
    3,700   Bright Horizons Family Solutions, Inc.*  ........................................      103,341
    2,550   Career Education Corp.*  ........................................................      122,420
    1,600   Corinthian Colleges, Inc.*  .....................................................       60,384
    7,600   DeVry, Inc.*  ...................................................................      141,512
    4,100   Education Management Corp.*  ....................................................      181,507
    7,900   ITT Educational Services, Inc.*  ................................................      148,283
    3,900   Strayer Education, Inc.  ........................................................      232,011
                                                                                                   989,458

ENTERTAINMENT - 15.08%
   11,750   Ameristar Casinos, Inc.*  .......................................................      222,780
   10,500   Argosy Gaming Co.*  .............................................................      241,080
    8,800   Isle of Capri Casinos, Inc.*  ...................................................      146,784
   10,000   Penn National Gaming, Inc.*  ....................................................      188,800
   12,500   Royal Caribbean Cruises Ltd.  ...................................................      199,000
                                                                                                   998,444

See Accompanying Notes to Financial Statements.

AFBA 5STAR
SMALL CAP FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

AHARES    COMPANY

 MARKET VALUE

COMMON STOCKS (continued)
FINANCIAL - 12.35%
    3,800   A.G. Edwards, Inc.  .............................................................  $   121,524
    5,200   Boston Private Financial Holdings, Inc.  ........................................      110,760
    3,150   Gabelli Asset Management, Inc.*  ................................................       93,398
    1,000   Legg Mason, Inc.  ...............................................................       42,560
    9,500   The Phoenix Companies, Inc.  ....................................................      129,390
    4,700   Raymond James Financial, Inc.  ..................................................      127,229
    4,200   W.P. Stewart & Co., Ltd.  .......................................................       71,610
    4,550   Waddell & Reed Financial, Inc. - Class A  .......................................       80,353
    1,400   Wilmington Trust Corp.  .........................................................       40,488
                                                                                                   817,312

HEALTH CARE - 12.59%
    3,700   Affymetrix, Inc.*  ..............................................................       76,960
    9,000   Axcan Pharma, Inc.*  ............................................................       86,310
    9,000   First Horizon Pharmaceutical Corp.*  ............................................       48,600
    8,600   Galen Holdings PLC (a)  .........................................................      196,939
    4,000   Medicis Pharmaceutical Corp. - Class A*  ........................................      163,480
    8,850   Pharmaceutical Product Development, Inc.*  ......................................      171,159
    9,500   Quintiles Transnational Corp.*  .................................................       90,345
                                                                                                   833,793

HOTELS - 3.15%
    2,200   Four Seasons Hotels, Inc.  ......................................................       70,488
   10,100   Orient-Express Hotel Ltd. - Class A*  ...........................................      138,067
                                                                                                   208,555

TECHNOLOGY - 11.57%
   16,500   Adaptec, Inc.*  .................................................................       72,765
    5,600   Advent Software, Inc.*  .........................................................       64,120
   10,400   Lam Research Corp.*  ............................................................       92,560
    5,800   Micrel, Inc.*  ..................................................................       35,728
   11,200   MKS Instruments, Inc.*  .........................................................      122,304
    2,500   National Instruments Corp.*  ....................................................       54,725
    8,900   Numerical Technologies, Inc.*  ..................................................       25,810
    8,350   Plexus Corp.*  ..................................................................       77,238
   11,700   SanDisk Corp.*  .................................................................      153,387
   21,000   Wind River Systems, Inc.*  ......................................................       67,620
                                                                                                   766,257

See Accompanying Notes to Financial Statements.

AFBA 5STAR
SMALL CAP FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

AHARES    COMPANY

 MARKET VALUE

TOTAL COMMON STOCKS  ........................................................................  $ 6,448,049
(COST $8,312,873)

MONEY MARKET FUND - 2.40%
  158,659   PNC Bank Money Market  ..........................................................      158,659

TOTAL MONEY MARKET FUND  ....................................................................      158,659
(COST $158,659)

TOTAL INVESTMENTS - 99.77%  .................................................................    6,606,708
(COST $8,471,532)

Other assets in excess of liabilities - 0.23%  ..............................................       15,183

TOTAL NET ASSETS - 100.00%  .................................................................  $ 6,621,891

(a) - American Depository Receipt.
* - Non-income producing security.

See Accompanying Notes to Financial Statements.

AFBA 5STAR
MID CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

AHARES      COMPANY

 MARKET VALUE

COMMON STOCKS -- 90.32%
CONSUMER CYCLICAL -- 20.48%
    1,400   Abercrombie & Fitch Co.- Class A*   .............................................  $    27,538
      900   Chico's FAS, Inc.*   ............................................................       14,337
    1,200   CVS Corp.   .....................................................................       30,420
      300   Electronic Arts, Inc.*   ........................................................       19,788
    1,200   Furniture Brands International, Inc.*   .........................................       27,540
      300   Harley-Davidson, Inc.   .........................................................       13,935
    1,100   Talbots (The), Inc.   ...........................................................       30,800
      700   Tiffany & Co.   .................................................................       15,001
    1,500   WCI Communities, Inc.*   ........................................................       19,050
      500   Weight Watchers International, Inc.* ............................................       21,680
      500   Winnebago Industries, Inc. ......................................................       19,765
                                                                                                   239,854

EDUCATION -- 4.45%
      600   Apollo Group, Inc.- Class A* ....................................................       26,117
    1,400   DeVry, Inc.* ....................................................................       26,068
                                                                                                    52,185

ENTERTAINMENT -- 9.68%
      600   Harrah's Entertainment, Inc.* ...................................................       28,926
      500   International Game Technology* ..................................................       34,570
      500   MGM Mirage* .....................................................................       18,650
    1,100   P & O Princess Cruises (a) ......................................................       31,240
                                                                                                   113,386

FINANCIAL -- 19.02%
    1,100   A.G. Edwards, Inc. ..............................................................       35,178
    1,100   The Bisys Group, Inc.* ..........................................................       18,381
      900   H&R Block, Inc. .................................................................       37,809
      800   Legg Mason, Inc. ................................................................       34,048
      900   Neuberger Berman, Inc. ..........................................................       24,255
    1,200   Principal Financial Group, Inc.* ................................................       31,416
    1,700   Stilwell Financial, Inc. ........................................................       20,519
    1,200   Waddell & Reed Financial, Inc.- Class A .........................................       21,192
                                                                                                   222,798

HEALTH CARE -- 13.22%
    1,300   Biomet, Inc. ....................................................................       34,619
    1,700   Human Genome Sciences, Inc.* ....................................................       20,502
    1,700   King Pharmaceuticals, Inc.* .....................................................       30,889
      700   Sigma-Aldrich Corp. .............................................................       34,489
    1,400   Watson Pharmaceuticals, Inc.* ...................................................       34,314
                                                                                                   154,813

See Accompanying Notes to Financial Statements.

AFBA 5STAR
MID CAP FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2002 (unaudited)

*******************************************************************************************

AHARES      COMPANY

 MARKET VALUE

COMMON STOCKS (continued)
HOTELS -- 2.03%
    1,000   Fairmont Hotels & Resorts Inc.  .................................................     $ 23,800
                                                                                                    23,800

TECHNOLOGY -- 21.44%
    8,800   Atmel Corp.*  ...................................................................        9,328
    2,500   Cadence Design Systems, Inc.*  ..................................................       25,425
    4,200   Citrix Systems, Inc.*  ..........................................................       25,326
      900   Diebold, Inc.  ..................................................................       29,628
      700   Fiserv Inc.*  ...................................................................       19,656
    1,600   Jabil Circuit, Inc.*  ...........................................................       23,648
    2,100   Micrel, Inc.*  ..................................................................       12,936
    1,500   National Semiconductor Corp.*  ..................................................       17,910
    1,200   Novellus Systems, Inc.*  ........................................................       24,972
      700   Symantec Corp.*  ................................................................       23,569
    1,600   Waters Corp.*  ..................................................................       38,800
                                                                                                   251,198

TOTAL COMMON STOCKS  ........................................................................    1,058,034
(COST $1,395,679)

MONEY MARKET FUND -- 10.14%
   118,796   PNC Bank Money Market  .........................................................      118,796

TOTAL MONEY MARKET FUND  ....................................................................      118,796
(COST $118,796)

TOTAL INVESTMENTS -- 100.46%  ...............................................................    1,176,830
(COST $1,514,475)

Liabilities less other assets -- (0.46%)  ....................................................      (5,418)

TOTAL NET ASSETS -- 100.00%  ................................................................  $ 1,171,412

(a) American Depository Receipt.
* Non-income producing security.

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES

September 30, 2002 (unaudited)

**********************************************************************************************

                                                         BALANCED     LARGE CAP    HIGH YIELD
                                                           FUND         FUND          FUND

ASSETS:
   Investments at value.......................................   $ 29,516,915    $ 14,343,354    $ 10,976,927
   Receivables:
      Investment securities sold..............................              —               —          15,356
      Dividends...............................................         23,246          11,664           4,219
      Interest................................................        216,283             284         185,308
      Capital shares sold.....................................          1,732           1,425               —
      From advisor............................................          1,312          11,669          12,792
   Prepaid expenses and other assets..........................         32,302          25,033          25,736

         Total assets.........................................     29,791,790      14,393,429      11,220,338

LIABILITIES:
   Payables:
      Investment securities purchased.........................              —               —          30,020
      Capital shares redeemed ................................         59,764          42,165          10,437
      Administrative fees.....................................         10,250          10,250          10,250
      Professional fees ......................................         14,384           8,730           3,197
      Custody fees............................................          4,870           4,840           5,276
      Other accrued expenses..................................         11,718          11,357          10,586

         Total liabilities....................................        100,986          77,342          69,766

NET ASSETS....................................................   $ 29,690,804    $ 14,316,087    $ 11,150,572

NET ASSETS CONSIST OF:
      Capital (capital stock and paid-in capital).............    $38,574,076     $21,604,642     $12,983,847
      Undistributed net investment income (loss)..............        (42,600)          1,023         (22,252)
      Accumulated net realized loss from investment
         transactions.........................................     (1,088,420)     (1,426,726)       (465,214)
      Net unrealized depreciation from
         investment transactions..............................     (7,752,252)     (5,862,852)     (1,345,809)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES...................   $ 29,690,804    $ 14,316,087    $ 11,150,572
   Investments at cost........................................   $ 37,269,167    $ 20,206,206    $ 12,322,736

See Accompanying Notes to Financial Statements.

**********************************************************************************************

                                                         BALANCED     LARGE CAP    HIGH YIELD
                                                           FUND         FUND          FUND

Class I Shares
   Net Assets.................................................    $29,622,138    $14,209,534    $ 9,210,391
   Shares of Capital Stock Outstanding .......................      3,411,280      1,673,268      1,201,743
   Net Asset Value Per Share .................................    $      8.68    $      8.49    $      7.66

Class A Shares
   Net Assets.................................................    $    41,902    $    59,154    $ 1,353,965
   Shares of Capital Stock Outstanding........................          4,746          6,982        166,058
   Net Asset Value Per Share .................................    $      8.83    $      8.47    $      8.15

Class B Shares
   Net Assets.................................................    $     9,312    $    21,629    $   340,632
   Shares of Capital Stock Outstanding .......................          1,063          2,574         42,526
   Net Asset Value Per Share .................................    $      8.76    $      8.40    $      8.01

Class C Shares
   Net Assets.................................................    $    17,452    $    25,770    $   245,584
   Shares of Capital Stock Outstanding........................          1,993          3,065         31,013
   Net Asset Value Per Share .................................    $      8.76    $      8.41    $      7.92

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES (continued)

September 30, 2002 (unaudited)

***********************************************************************************************

                                                          USA GLOBAL     SCIENCE &     SMALL CAP      MID CAP
                                                             FUND     TECHNOLOGY FUND     FUND          FUND

ASSETS:
   Investments at value...............................    $27,338,410   $ 2,100,300   $ 6,606,708   $ 1,176,830
   Receivables:
      Dividends.......................................          7,608           553         1,031           366
      Interest........................................            160            40           119            65
      Capital shares sold.............................          1,416           319         3,862             —
      From advisor....................................          4,001        11,815        10,185         3,603
      Prepaid expenses and other assets...............         28,306        31,325        29,776           135

         Total assets.................................     27,379,901     2,144,352     6,651,681     1,180,999

LIABILITIES:
   Payables:
      Investment securities purchased.................              —             —             —         3,334
      Capital shares redeemed.........................         32,597             —        16,320             —
      Administrative fees.............................         10,250         9,225         9,225         3,075
      Professional fees...............................         17,066         1,100         1,006           513
      Custody fees....................................          4,826         1,991         3,043           876
      Other accrued expenses..........................         10,692           969           196         1,789

         Total liabilities............................         75,431        13,285        29,790         9,587

NET ASSETS............................................    $27,304,470   $ 2,131,067   $ 6,621,891   $ 1,171,412

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital)........    $43,654,470   $ 3,754,604   $ 8,546,821   $ 1,539,147
   Accumulated net investment loss....................        (63,581)       (9,466)      (24,979)       (2,941)
   Accumulated net realized loss from
      investment transactions.........................     (2,765,179)     (120,275)      (35,127)      (27,149)
   Net unrealized depreciation from
      investment transactions.........................    (13,521,240)   (1,493,796)   (1,864,824)     (337,645)

NET ASSETS APPLICABLE TO
OUTSTANDING SHARES....................................    $27,304,470   $ 2,131,067   $ 6,621,891   $ 1,171,412
   Investments at cost................................    $40,859,650   $ 3,594,096   $ 8,471,532   $ 1,514,475

See Accompanying Notes to Financial Statements.

***********************************************************************************************

                                                          USA GLOBAL     SCIENCE &     SMALL CAP      MID CAP
                                                             FUND     TECHNOLOGY FUND     FUND          FUND

Class I Shares
   Net Assets.........................................   $27,139,397   $ 2,102,227   $ 3,393,194   $ 1,099,143
   Shares of Capital Stock Outstanding................     2,964,299       362,494       398,712       147,752
   Net Asset Value Per Share..........................   $      9.16   $      5.80   $      8.51   $      7.44

Class A Shares
   Net Assets.........................................   $    67,598   $    17,354   $ 2,761,688   $    52,311
   Shares of Capital Stock Outstanding................         7,398         3,000       325,253         7,036
   Net Asset Value Per Share..........................   $      9.14   $      5.78   $      8.49   $      7.43

Class B Shares
   Net Assets.........................................   $     9,625   $     5,743   $   178,585   $     7,407
   Shares of Capital Stock Outstanding................         1,062         1,000        21,174         1,000
   Net Asset Value Per Share..........................   $      9.06   $      5.74   $      8.43   $      7.41

Class C Shares
   Net Assets.........................................   $    87,850   $     5,743   $   288,424   $    12,551
   Shares of Capital Stock Outstanding................         9,691         1,000        34,198         1,694
   Net Asset Value Per Share..........................   $      9.07   $      5.74   $      8.43   $      7.41

See Accompanying Notes to Financial Statements.

STATEMENTS
OF OPERATIONS

Period Ended September 30, 2002 (unaudited)

***********************************************************************************************

                                                          BALANCED     LARGE CAP     HIGH YIELD     USA GLOBAL
                                                             FUND        FUND           FUND           FUND

INVESTMENT INCOME:
   Dividends..........................................   $   151,129   $    95,836   $    24,675   $   124,134
   Interest...........................................       528,127         1,375       395,594           828
   Foreign taxes withheld.............................          (517)            —             —             —

                                                             678,739        97,211       420,269       124,962

EXPENSES:
   Advisor fees ......................................       135,606        70,993        39,900       139,226
   Transfer Agent fees ...............................        89,302        92,000        80,734       101,290
   Administration fees ...............................        88,500        88,500        88,500        88,500
   Registration fees .................................        14,221        18,931        19,046        14,196
   Audit fees ........................................        15,870         8,795         4,204        16,944
   Custodian fees ....................................         9,310         8,738         9,580         8,958
   Legal fees ........................................         7,081         3,889         1,770         7,644
   Printing fees .....................................         7,500         4,226         1,910         8,090
   Director fees .....................................         7,357         4,063         1,926         7,850
   Insurance fees ....................................         2,562         1,435           648         2,836
   Distribution fees .................................           197           347         1,961           590
   Miscellaneous fees ................................         7,091         2,806         5,470         4,590
      Total expenses before
         reimbursement and waivers ...................       384,597       304,723       255,649       400,714
      Less: expense reimbursement
         and waivers .................................      (201,332)     (208,535)     (199,824)     (212,171)
      Net expenses ...................................       183,265        96,188        55,825       188,543
      Net investment income (loss) ...................       495,474         1,023       364,444       (63,581)

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS:
   Net realized loss from
      investment transactions ........................      (246,576)     (157,586)     (266,787)     (966,865)
   Net unrealized depreciation
      on investments .................................    (8,661,970)   (7,430,363)     (489,708)  (14,069,479)
      Net loss on investments ........................    (8,908,546)   (7,587,949)     (756,495)  (15,036,344)
      Net decrease in net assets
         resulting from operations ...................   $(8,413,072)  $(7,586,926)  $  (392,051) $(15,099,925)

* Commencement of operations was May 1, 2002.

See Accompanying Notes to Financial Statements.

***********************************************************************************************

                                                            SCIENCE &
                                                           TECHNOLOGY          SMALL CAP          MID CAP
                                                              FUND                FUND             FUND

INVESTMENT INCOME:
   Dividends..........................................    $      5,575      $     10,576      $      2,026
   Interest...........................................             416             2,887               739
   Foreign taxes withheld.............................               —              (141)             (41)

                                                                 5,991            13,322             2,724
EXPENSES:
   Advisor fees ......................................          11,371            24,915             4,119
   Transfer Agent fees ...............................          73,060            74,782            61,010
   Administration fees ...............................          88,500            88,500            73,750
   Registration fees .................................           7,026             9,478               184
   Audit fees ........................................           1,280             1,946               398
   Custodian fees ....................................           6,841            11,005             7,428
   Legal fees ........................................             546               973               456
   Printing fees .....................................             682             1,077               304
   Director fees .....................................             640             1,067               362
   Insurance fees ....................................             183               183               152
   Distribution fees .................................             106             4,667               105
   Miscellaneous fees ................................           1,617             1,696               856
      Total expenses before
         reimbursement and waivers ...................         191,852           220,289           149,124
      Less: expense reimbursement
         and waivers .................................        (176,395)         (181,988)         (143,459)
      Net expenses ...................................          15,457            38,301             5,665
      Net investment income (loss) ...................          (9,466)          (24,979)           (2,941)
NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS:
   Net realized loss from
      investment transactions ........................        (106,538)          (35,127)          (27,149)
   Net unrealized depreciation
      on investments .................................      (1,808,786)       (2,486,922)         (337,645)
      Net loss on investments ........................      (1,915,324)       (2,522,049)         (364,794)
      Net decrease in net assets
         resulting from operations ...................    $ (1,924,790)     $ (2,547,028)     $   (367,735)

See Accompanying Notes to Financial Statements..

STATEMENTS OF CHANGES
IN NET ASSETS

***********************************************************************************************

                                                                               BALANCED FUND
                                                                 Six Months Ended
                                                                September30, 2002            Year Ended
                                                                   (unaudited)             March 31, 2002

OPERATIONS:
   Net investment income (loss).........................          $   495,474                $ 1,124,338
   Net realized loss from investment transactions.......             (246,576)                  (502,333)
   Net unrealized appreciation (depreciation)
      on investments....................................           (8,661,970)                 1,923,999
      Net increase (decrease) in net assets
         resulting from operations......................           (8,413,072)                 2,546,004

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income................................             (540,146)                (1,153,497)
   Net realized gain from investment transactions.......                    —                          —
   Return of capital....................................                    —                          —
      Total distributions to shareholders...............             (540,146)                (1,153,497)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold..........................................              963,037                    935,821
   Reinvested distributions.............................              539,469                  1,152,232
   Shares repurchased...................................             (754,120)                  (537,939)
      Net increase from capital share transactions......              748,386                  1,550,114
      Net increase (decrease) in net assets.............           (8,204,832)                 2,942,621

NET ASSETS:
   Beginning of period..................................           37,895,636                 34,953,015
   End of period........................................          $29,690,804                 37,895,636
   Undistributed net investment income (loss)
      at end of period..................................          $   (42,600)               $     2,072

*Fund share transactions:
   Shares sold..........................................               97,203                     84,652
   Reinvested distributions.............................               57,758                    103,473
   Shares repurchased...................................              (78,766)                   (49,800)
      Net increase in fund shares.......................               76,195                    138,325

See Accompanying Notes to Financial Statements.

*************************************************************************************************

                                                         LARGE CAP FUND                  HIGH YIELD FUND
                                                            Six Months Ended                       Six Months Ended
                                                           September 30, 2002      Year Ended     September 30, 2002      Year Ended
                                                              (unaudited)        March 31, 2002       (unaudited)       March 31, 2002

OPERATIONS:

   Net investment income (loss)................  $      1,023   $     (45,168)  $      364,444   $     786,581
   Net realized loss from
      investment transactions..................      (157,586)     (1,082,636)        (266,787)        (10,774)
   Net unrealized appreciation
      (depreciation)on investments.............             —               —         (363,042)       (819,860)
      Net increase (decrease) in net assets
         resulting from operations.............    (7,430,363)      1,516,825         (489,708)       (418,871)

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income.......................    (7,586,926)        389,021         (392,051)        356,936
   Net realized gain from
      investment transactions..................             —               —                —         (20,754)
   Return of capital...........................             —               —                —         (97,722)
      Total distributions to shareholders......             —               —         (363,042)       (938,336)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold.................................       578,230       1,820,500        2,361,494       1,216,768
   Reinvested distributions....................             —               —          336,948         919,143
   Shares repurchased..........................      (428,088)       (756,099)        (245,032)       (471,980)
      Net increase from capital
         share transactions....................       150,142       1,064,401        2,453,410       1,663,931
      Net increase (decrease) in net assets....    (7,436,784)      1,453,422        1,698,317       1,082,531

NET ASSETS:
   Beginning of period.........................    21,752,871      20,299,449        9,452,255       8,369,724
   End of period...............................  $ 14,316,087    $ 21,752,871     $ 11,150,572     $ 9,452,255
   Undistributed net investment
      income (loss) at end of period...........  $      1,023    $          —     $    (22,252)    $   (23,654)

*Fund share transactions:
   Shares sold.................................        54,326         141,658          284,869         140,416
   Reinvested distributions....................             —               —           43,062         108,914
   Shares repurchased..........................       (41,695)        (58,754)         (30,674)        (54,844)
      Net increase in fund shares..............        12,631          82,904          297,257         194,486

STATEMENTS OF CHANGES
IN NET ASSETS (continued)

***********************************************************************************************

                                                USA GLOBAL FUND     SCIENCE & TECHNOLOGY FUND
                                                         Six Months Ended                        Six Months Ended
                                                        September 30, 2002    Year Ended        September 30, 2002    Year Ended
                                                           (unaudited)      March 31, 2002         (unaudited)      March 31, 2002

OPERATIONS:
   Net investment loss........................ $    (63,581)   $   (175,660)    $     (9,466)   $     (9,234)
   Net realized loss from investment
      transactions............................    (966,865)     (1,689,348)        (106,538)        (13,737)
   Net unrealized appreciation
      (depreciation) on investments...........  (14,069,479)      5,259,460       (1,808,786)        314,990
      Net increase (decrease) in net assets
         resulting from operations............  (15,099,925)      3,394,452       (1,924,790)        292,019

CAPITAL SHARE TRANSACTIONS:*
   Shares sold................................      984,306       2,300,063          351,105       3,487,235
   Shares repurchased.........................     (699,594)     (1,720,005)         (28,057)        (46,445)
      Net increase from capital
         share transactions...................      284,712         580,058          323,048       3,440,790
      Net increase (decrease) in net assets...  (14,815,213)      3,974,510       (1,601,742)      3,732,809

NET ASSETS:
   Beginning of period........................   42,119,683      38,145,173        3,732,809               —
   End of period.............................. $ 27,304,470    $ 42,119,683     $  2,131,067    $  3,732,809
   Accumulated net investment loss
      at end of period........................ $    (63,581)   $          —     $     (9,466)   $          —

*Fund share transactions:
   Shares sold................................       81,607         169,672           42,736         332,392
   Shares repurchased.........................     (58,784)        (125,676)          (3,273)         (4,361)
   Net increase in fund shares................       22,823          43,996           39,463         328,031

See Accompanying Notes to Financial Statements.

************************************************************************************************

                                                LARGE CAP FUND             HIGH YIELD FUND
                                                            Six Months Ended                       Six Months Ended
                                                           September 30, 2002      Year Ended     September 30, 2002      Year Ended
                                                              (unaudited)        March 31, 2002       (unaudited)       March 31, 2002

OPERATIONS:
   Net investment loss........................    $   (24,979)    $    (8,526)          $    (2,941)
   Net realized loss from investment
      transactions............................       (35,127)              —               (27,149)
   Net unrealized appreciation
      (depreciation) on investments...........     (2,486,922)        622,098              (337,645)
      Net increase (decrease) in net assets
         resulting from operations............     (2,547,028)        613,572              (367,735)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold................................      5,230,892       3,886,480             1,571,587
   Shares repurchased.........................       (554,621)         (7,404)              (32,440)
      Net increase from capital
         share transactions...................      4,676,271       3,879,076             1,539,147
      Net increase (decrease) in net assets...      2,129,243       4,492,648             1,171,412

NET ASSETS:
   Beginning of period........................      4,492,648               —                     —
   End of period..............................    $ 6,621,891     $ 4,492,648           $ 1,171,412
   Accumulated net investment loss
      at end of period........................    $   (24,979)    $    (8,526)          $    (2,941)

*Fund share transactions:
   Shares sold................................        481,563         356,819               161,349
   Shares repurchased.........................        (58,399)           (646)               (3,867)
   Net increase in fund shares................        423,164         356,173               157,482

** Commencement of operations.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL
STATEMENTS (unaudited)

***********************************************************************************************

1. Organization:
The AFBA 5Star Fund, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with the following series: AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund (formerly known as AFBA Equity Fund), AFBA 5Star High Yield Fund, AFBA 5Star USA Global Fund, AFBA 5Star Small Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Mid Cap Fund. Each series, in effect, represents a separate fund. Each Series offers four classes of shares; Class A, Class B, Class C and Class I. Shares of all classes represent equal pro-rata interests in the series, except that each class will bear different expenses which will reflect the difference in the range of services provided to them.

2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A. Investment Valuation – Equity securities owned by the Fund are valued using the closing price or the last sale price on that Exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by the Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, securities are valued at their fair value as determined in good faith by the Fund’s Pricing Committee under procedures adopted by the Fund’s Board of Directors.

B. Federal and State Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of their net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

C. Options – In order to produce incremental earnings and protect gains, the Fund may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of September 30, 2002.

D. Expenses – The Fund accounts separately for the assets, liabilities and operations of each series. Direct expenses of a series are charged to that series, while general Fund expenses are allocated among the Fund’s respective series based on relative net assets.
The investment income and expenses of a series (other than class specific expenses) and realized and unrealized gains and losses on investments of a series are allocated to each class of shares based upon their relative of shares value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

E. Investment Transactions and Investment Income – Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of market discount and amortization of premium on debt securities, is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

F. Dividends and Distribution to Shareholders – Dividends from the Balanced Fund’s net investment income, if any, are declared and paid quarterly. Effective October 1, 2002, dividends from the High Yield Fund’s net investment income, if any, will be declared and paid monthly. Prior to that, net investment income, if any, was declared and paid quarterly. Dividends from the Large Cap, USA Global, Science & Technology, Small Cap and Mid Cap Funds’ net investment income, if any, are declared and paid semi-annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each series. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

3. Capital Share Transactions:
The Balanced, Large Cap, High Yield, USA Global and Mid Cap Funds are authorized to issue 10,000,000 shares per class with a Par Value of $1.00. Science & Technology and Small Cap Funds are authorized to issue 5,000,000 shares per class with a Par Value of $1.00.

Transactions in the capital shares of the series were as follows:

                                                 Balanced Fund
                                       Class I                Class A
                                  Shares      Amount     Shares      Amount
Shares issued                     42,515   $ 437,666     53,764  $  515,057
Shares reinvested                 57,673     538,670         56         526
Shares redeemed                  (26,606)  (259,101)   (52,156)   (494,986)
Net increase                      73,582   $ 717,235      1,664  $   20,597

                                       Class B                Class C
                                  Shares      Amount     Shares      Amount
Shares issued                          3   $      33        920  $   10,281
Shares reinvested                     10          95         19         178
Shares redeemed                       (3)        (33)         —           —
Net increase                          10   $      95        939  $   10,459

                                                Large Cap Fund
                                       Class I                Class A
                                  Shares      Amount     Shares      Amount
Shares issued                     48,837   $ 516,206      2,540  $   26,321
Shares redeemed                  (40,717)   (418,525)      (978)     (9,563)
Net increase                       8,120   $  97,681      1,562  $   16,758

                                       Class B                Class C
                                  Shares      Amount     Shares      Amount
Shares issued                        833   $  10,000      2,116  $   25,703
Net increase                         833   $  10,000      2,116  $   25,703

                                               High Yield Fund
                                       Class I                Class A
                                  Shares      Amount     Shares      Amount
Shares issued                     60,230  $  490,976    153,572  $1,276,631
Shares reinvested                 41,914     327,605        391       3,227
Shares redeemed                  (28,161)   (224,267)      (603)     (5,157)
Net increase                      73,983  $  594,314    153,360  $1,274,701

                                       Class I                Class A
                                  Shares      Amount     Shares      Amount
Shares issued                     39,840  $  332,221     31,227  $  261,666
Shares reinvested                    338       2,738        419      3,378
Shares redeemed                      (48)      (391)     (1,862)    (15,217)
Net increase                      40,130  $  334,568     29,784  $  249,827

                                               USA Global Fund
                                       Class I                Class A
                                  Shares      Amount     Shares      Amount
Shares issued                     69,200  $  824,967      3,522  $   41,827
Shares redeemed                  (51,027)   (607,921)    (7,718)    (91,289)
Net increase (decrease)           18,173  $  217,046     (4,196) $  (49,462)

                                       Class B                Class C
                                  Shares      Amount     Shares      Amount
Shares issued                        159  $    2,080      8,726  $  115,432
Shares redeemed                        —           —        (39)      (384)
Net increase                         159  $    2,080      8,687  $  115,048

                                          Science & Technology Fund
                                       Class I                Class A
                                  Shares      Amount     Shares      Amount
Shares issued                     41,776  $  343,588        960  $    7,517
Shares redeemed                   (3,273)    (28,057)         —           —
Net increase                      38,503  $  315,531        960  $    7,517

                                               Small Cap Fund
                                       Class I                Class A
                                  Shares      Amount      Shares     Amount
Shares issued                     95,331  $1,021,314    342,364  $3,697,073
Shares redeemed                  (17,239)   (180,596)   (36,397)   (332,883)
Net increase                      78,092  $  840,718    305,967  $3,364,190

                                       Class B                Class C
                                  Shares      Amount      Shares     Amount
Shares issued                     17,542  $  202,274     26,326  $  310,231
Shares redeemed                        —           —     (4,763)    (41,142)
Net increase                      17,542  $  202,274     21,563  $  269,089

                                                 Mid Cap Fund
                                       Class I                Class A
                                  Shares     Amount      Shares      Amount
Shares issued                    151,618  $1,486,057      7,036  $   60,230
Shares redeemed                        —           —     (3,867)    (32,440)
Net increase                     151,618  $1,486,057      3,169  $   27,790

                                       Class B                Class C
                                  Shares     Amount      Shares      Amount
Shares issued                      1,000  $   10,000      1,695  $   15,300
Net increase                       1,000  $   10,000      1,695  $   15,300

4. Agreements and other Transactions with Affiliates:
Management fees are paid to AFBA 5Star Investment Management Company (“AFBA”) at the rate of 0.80% per annum of the average daily net asset values of the Fund. AFBA employs at its own expense Kornitzer Capital Management (“KCM”) to assist in the investment counseling function for the Funds. AFBA pays KCM a fee of one third of one percent (0.33%) for this service. For the period ended September 30, 2002, KCM received $55,937, $29,285, $16,459 $57,430, $4,691, $10,277 and $1,699 for the Balanced, Large Cap, High Yield, USA Global, Science & Technology, Small Cap and Mid Cap Funds, respectively. AFBA will waive all or a portion of its fees in order to maintain expense limitations. The table below indicates the amount of advisory fee waived for the period ended September 30, 2002:

   Balanced Fund               $    118,532
   Large Cap Fund                    70,993
   High Yield Fund                   39,900
   USA Global Fund                  129,371
   Science & Technology Fund         11,371
   Small Cap Fund                    24,915
   Mid Cap Fund                       4,119

PFPC Inc. (“PFPC”), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement (the “Administration Agreement”). The services include the day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund’s arrangements with its custodian and assistance in the preparation of the Fund’s registration statements under federal and state laws. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of administration fee waived for the period ended September 30, 2002:

   Balanced Fund               $     27,000
   Large Cap Fund                    27,000
   High Yield Fund                   27,000
   USA Global Fund                   27,000
   Science & Technology Fund         48,525
   Small Cap Fund                    48,525
   Mid Cap Fund                      67,363

PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of transfer agent fee waived for the period ended September 30, 2002:

   Balanced Fund               $     55,800
   Large Cap Fund                    55,800
   High Yield Fund                   55,800
   USA Global Fund                   55,800
   Science & Technology Fund         71,268
   Small Cap Fund                    69,446
   Mid Cap Fund                      59,844

PFPC Trust Company serves as the custody agent for the Funds and receives reimbursement of certain expense plus a fee for related services pursuant to a custodian agreement with the Company. From time to time, PFPC Trust Company may waive all or a portion of its fees. The table below indicates the amount of custody fee waived for the period ended September 30, 2002:

   Science & Technology Fund   $      1,875
   Small Cap Fund                     1,875
   Mid Cap Fund                       5,474

AFBA has contractually agreed to pay certain expenses of the Fund such that the total annual operating expenses of a series will not exceed 1.08% (excluding 12b-1 fees) of its average daily net assets. AFBA may be reimbursed by the Fund for such expenses at a later date if such reimbursement does not cause a Fund’s expenses to exceed the expense limitation percentage noted above. In order to maintain this expense limitation, AFBA has reimbursed the Large Cap, High Yield, Science & Technology, Small Cap and Mid Cap Funds for expenses in the amount of $54,742, $77,124, $43,356 and $37,227 and $6,659, respectively.

5. Investment Transactions:
Investment transactions for the period ended September 30, 2002, (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

Balanced Fund
   Purchases                   $    1,597,382
   Proceeds from sales              2,329,016

Large Cap Fund
   Purchases                   $      961,629
   Proceeds from sales              1,386,697

High Yield Fund
   Purchases                   $    2,345,830
   Proceeds from sales              1,864,961

USA Global Fund
   Purchases                   $    1,961,422
   Proceeds from sales              2,460,888

Science & Technology Fund
   Purchases                   $      820,113
   Proceeds from sales                217,091

Small Cap Fund
   Purchases                   $    5,520,868
   Proceeds from sales                481,014

Mid Cap Fund
   Purchases                   $    1,452,071
   Proceeds from sales                 29,243

6. Federal Income Tax Information:
No provision for Federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because Federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2002 the following Funds elected to defer capital losses as follows:

   Fund          Capital Loss Deferred

   Balanced                    $   744,888
   Large Cap                       962,601
   High Yield                      183,184
   USA Global                    1,134,207
   Science & Technology             11,464

Further, the Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for Federal income tax purposes. For Federal income tax purposes, the Funds had capital loss carryovers at March 31, 2002 as follows:

                            Balanced   Large Cap   High Yield   USA Global
Date of Expiration            Fund       Fund         Fund         Fund

2009                     $  65,097   $        —   $   15,233   $         —
2010                        23,003      304,057            —       664,107
Total                    $  88,100   $  304,057   $   15,233   $   664,107

7. Concentration of Ownership
At any time, the Funds may have concentrations of shareholders holding a significant percentage of shares outstanding in their respective share classes. Investment activities of these shareholders could have a material impact on the class.
At September 30, 2002, each share class had the following number of shareholders who held in the aggregate the following percent of shares:

                                                             % of
                                          Number of       Outstanding
Share Class                             Shareholders         Shares

Balanced Fund Class I                         1                94
Balanced Fund Class B                         1               100
Balanced Fund Class C                         2               100

Large Cap Fund Class I                        1                77
Large Cap Fund Class B                        3               100
Large Cap Fund Class C                        2               100

High Yield Fund Class I                       1                85
High Yield Fund Class A                       1                37
High Yield Fund Class C                       1                39

USA Global Fund Class I                       1                85
USA Global Fund Class B                       1                85
USA Global Fund Class C                       1                53

Science & Technology Fund Class I             1                86
Science & Technology Fund Class A             1                33
Science & Technology Fund Class B             1               100
Science & Technology Fund Class C             1               100

Small Cap Fund Class I                        1                78
Small Cap Fund Class A                        1                60

Mid Cap Fund Class I                          1                82
Mid Cap Fund Class B                          1               100
Mid Cap Fund Class C                          2               100

FINANCIAL HIGHLIGHTS
BALANCED FUND

**********************************************************************************

                                                                CLASS I

                                                                                                     FOR THE PERIOD
Condensed data for a                          SIX MONTHS ENDED                                    FROM JUNE 3, 1997
share of capital stock                       SEPTEMBER 30, 2002                                     (INCEPTION ) TO
outstanding throughout the period               (unaudited)           YEARS ENDED MARCH 31,          MARCH 31, 1998

                                                             2002         2001        2000+       1999+       1998+
Net asset value,
 beginning of period........................   $ 11.34      $ 10.91     $ 11.49     $ 10.22     $ 11.39     $ 10.01

  Income from investment operations:
   Net investment income (loss).............      0.15         0.35        0.34        0.41        0.42        0.25
   Net gain (loss) on securities
    (both realized and unrealized)..........     (2.65)        0.43       (0.45)       1.32       (1.17)       1.40

 Total from investment operations...........     (2.50)        0.78       (0.11)       1.73       (0.75)       1.65

   Less distributions:
    Dividends from net
     investment income......................     (0.16)       (0.35)      (0.35)      (0.43)      (0.40)      (0.23)
    Distributions from capital gains........         —            —       (0.12)      (0.03)      (0.02)      (0.04)

 Total distributions........................     (0.16)       (0.35)      (0.47)      (0.46)      (0.42)      (0.27)

Net asset value, end of period..............   $  8.68      $ 11.34     $ 10.91     $ 11.49     $ 10.22     $ 11.39

Total return*...............................    (22.14%)      7.28%      (0.98%)     17.39%      (6.53%)      16.64%

Ratios/Supplemental Data

Net assets, end of period
 (in millions)..............................   $    30      $    38     $    35     $     8     $     5     $     2
Ratio of expenses to average
 net assets**...............................      1.08%        1.08%       1.06%       1.08%       1.08%       1.08%
Ratio of net investment income to
 average net assets**.......................      2.92%        3.06%       4.05%       4.01%       4.76%       4.06%
Ratio of expenses to average net
 assets before contractual expense
  reimbursement and waivers**...............      1.73%        1.74%       1.10%       1.19%       1.33%       1.10%
Ratio of net investment income to
 average net assets before
  contractualexpense reimbursement
   and waivers**............................      2.27%        2.40%       4.01%       3.90%       4.51%       4.04%
Portfolio turnover rate.....................         5%          17%         28%         44%         53%         57%

 + Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.
 * Total return not annualized for periods less than one full year.
** Annualized for periods less than one full year.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BALANCED FUND (continued)

**********************************************************************************

                                        CLASS A              CLASS B               CLASS C

Condensed data for a                   SIX MONTHS      FOR THE   SIX MONTHS      FOR THE    SIX MONTHS      FOR THE
share of capital stock                      ENDED    PERIOD***        ENDED    PERIOD***         ENDED    PERIOD***
outstanding throughout                   SEPT. 30,       ENDED     SEPT. 30,       ENDED      SEPT. 30,       ENDED
the period                                   2002     MARCH 31,        2002     MARCH 31,         2002     MARCH 31,
                                       (unaudited)        2002   (unaudited)        2002    (unaudited)        2002

Net asset value,
 beginning of period.................   $   11.45    $    9.60    $   11.41    $    9.60    $    11.41    $    9.60

  Income from investment operations:
   Net investment income............         0.13         0.13         0.10         0.13          0.09         0.13
   Net gain (loss) on securities
    (both realized and unrealized....       (2.62)        1.85        (2.66)        1.81         (2.65)        1.81

 Total from investment operations....       (2.49)        1.98        (2.56)        1.94         (2.56)        1.94

  Less distributions:
   Dividends from net
    investment income................       (0.13)       (0.13)       (0.09)       (0.13)        (0.09)       (0.13)

 Total distributions.................       (0.13)       (0.13)       (0.09)       (0.13)        (0.09)       (0.13)

Net asset value, end of period.......   $    8.83    $   11.45    $    8.76    $   11.41    $     8.76    $   11.41

Total return*........................      (21.82%)      20.60%      (22.49%)      20.17%       (22.49%)      20.17%

Ratios/Supplemental Data

Net assets, end of period
 (in millions).......................   $    0.04    $     0.04    $    0.01   $    0.01    $     0.02    $    0.01
Ratio of expenses to average
 net assets**........................        1.33%         1.33%        2.08%       2.08%         2.08%        2.08%
Ratio of net investment income to
 average net assets**................        2.68%         2.88%        1.93%       2.19%         2.02%        2.19%
Ratio of expenses to average net
 assets before contractual expense
  reimbursement and waivers**........        1.40%         1.87%        3.54%       3.17%         3.56%        3.17%
Ratio of net investment income
 to average net assets before
  contractual expense reimbursement
   and waivers**.....................        2.61%         2.34%        0.47%       1.10%         0.54%        1.10%
Portfolio turnover rate..............           5%           17%           5%         17%            5%          17%

  * Total return not annualized for periods less than one full year.
 ** Annualized for periods less than one full year.
*** Sales of Class A,B & C Shares began September 24, 2001.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LARGE CAP FUND

**********************************************************************************

                                                                CLASS I

                                                                                                     FOR THE PERIOD
Condensed data for a                          SIX MONTHS ENDED                                    FROM JUNE 3, 1997
share of capital stock                       SEPTEMBER 30, 2002                                     (INCEPTION ) TO
outstanding throughout the period               (unaudited)           YEARS ENDED MARCH 31,          MARCH 31, 1998

                                                             2002         2001        2000+       1999+       1998+

Net asset value, beginning
  of period.................................  $ 13.00      $ 12.76     $ 14.76     $ 11.54     $ 11.77     $ 10.01

  Income from investment operations:
   Net investment income (loss).............        —        (0.03)       0.03        0.02        0.05        0.06
   Net gain (loss) on securities
      (both realized and unrealized)........    (4.51)        0.27       (1.43)       3.23       (0.22)       1.81

 Total from investment operations...........    (4.51)        0.24       (1.40)       3.25       (0.17)       1.87

   Less distributions:
    Dividends from net
      investment income.....................        —            —       (0.02)      (0.03)      (0.06)      (0.05)
    Distributions from capital gains........        —            —       (0.31)          —           —       (0.06)
    Return of capital.......................        —            —       (0.27)          —           —           —

 Total distributions........................        —            —       (0.60)      (0.03)      (0.06)      (0.11)

Net asset value, end of period..............  $  8.49      $ 13.00     $ 12.76     $ 14.76     $ 11.54     $ 11.77

Total return*...............................   (34.69%)       1.88%      (9.97%)     28.22%      (1.43%)     18.81%

Ratios/Supplemental Data

Net assets, end of period
  (in millions).............................  $    14      $    22     $    20     $    13     $     7     $     4
Ratio of expenses to average net
  assets**..................................     1.08%        1.08%       1.06%       1.08%       1.08%       1.04%
Ratio of net investment income (loss)
  to average net assets**...................     0.02%       (0.21%)      0.14%       0.15%       0.61%       0.94%
Ratio of expenses to average net
  assets before contractual expense
  reimbursement and waivers**...............     2.50%        2.25%       1.09%       1.13%       1.23%          —
Ratio of net investment income
  (loss) to average net assets before
  contractual expense reimbursement
  and waivers**.............................    (1.40%)      (1.38%)      0.11%       0.10%       0.46%          —
Portfolio turnover rate.............. .......       5%          11%         29%         31%         64%         76%

 + Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.
 * Total return not annualized for periods less than one full year.
** Annualized for periods less than one full year.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LARGE CAP FUND (continued)

**********************************************************************************

                                        CLASS A              CLASS B               CLASS C

Condensed data for a                   SIX MONTHS      FOR THE   SIX MONTHS      FOR THE    SIX MONTHS      FOR THE
share of capital stock                      ENDED    PERIOD***        ENDED    PERIOD***         ENDED    PERIOD***
outstanding throughout                   SEPT. 30,       ENDED     SEPT. 30,       ENDED      SEPT. 30,       ENDED
the period                                   2002     MARCH 31,        2002     MARCH 31,         2002     MARCH 31,
                                       (unaudited)        2002   (unaudited)        2002    (unaudited)        2002
Net asset value,
 beginning of period..................   $   12.99    $   10.53    $   12.93    $   10.53    $    12.93    $   10.53

 Income from investment operations:
   Net investment loss................       (0.01)       (0.02)       (0.05)       (0.06)        (0.05)       (0.08)
   Net gain (loss) on securities
     (both realized and unrealized)...       (4.51)        2.48        (4.48)        2.46         (4.47)        2.48

   Total from investment
     operations ......................       (4.52)        2.46        (4.53)        2.40         (4.52)        2.40

Net asset value, end of period........   $    8.47    $   12.99    $    8.40    $   12.93    $     8.41    $   12.93

Total return*.........................      (34.80%)      23.36%)     (35.03%)      22.79%       (34.96%)      22.79%

Ratios/Supplemental Data

Net assets, end of period
   (in millions)......................   $    0.06    $    0.07    $    0.02    $    0.02    $     0.03    $    0.01
Ratio of expenses
   to average net assets** ...........        1.33%        1.33%       2.08%         2.08%         2.08%        2.08%
Ratio of net investment loss
   to average net assets** ...........       (0.24%)      (0.49%)     (0.99%)       (1.24%)       (1.01%)      (1.20%)
Ratio of expenses to average
   net assets before contractual
   expense reimbursement
   and waivers** .....................        2.77%        2.97%       3.51%         3.94%         3.54%        3.95%
Ratio of net investment loss to
   average net assets before
   contractual expense
   reimbursement and waivers**........       (1.68%)      (2.13%)     (2.42%)       (3.10%)       (2.47%)      (3.07%)
Portfolio turnover rate ..............           5%          11%          5%           11%            5%          11%

  * Total return not annualized for periods less than one full year
 ** Annualized for periods less than one full year.
*** Sales of Class A,B & C Shares began September 24, 2001.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND

**********************************************************************************

                                                                CLASS I

                                                                                                     FOR THE PERIOD
Condensed data for a                          SIX MONTHS ENDED                                    FROM JUNE 3, 1997
share of capital stock                       SEPTEMBER 30, 2002                                     (INCEPTION ) TO
outstanding throughout the period               (unaudited)           YEARS ENDED MARCH 31,          MARCH 31, 1998

                                                             2002         2001        2000+       1999+       1998+

Net asset value, beginning of period........  $  8.26      $  8.81     $  8.72     $  9.12     $ 10.62     $ 10.01
   Income from investment operations:
      Net investment income.................     0.33         0.76        0.84        0.80        0.60        0.34
      Net gain (loss) on securities
         (both realized and unrealized).....    (0.64)       (0.41)       0.27       (0.42)      (1.49)       0.59

   Total from investment operations.........    (0.31)        0.35        1.11        0.38       (0.89)       0.93

   Less distributions:
      Dividends from net
         investment income..................    (0.29)       (0.79)      (0.87)      (0.78)      (0.58)      (0.32)
      Distributions from capital gains......        —        (0.02)      (0.15)          —       (0.03)          —
      Return of capital.....................        —        (0.09)          —           —           —           —

   Total distributions......................    (0.29)       (0.90)      (1.02)      (0.78)      (0.61)      (0.32)

Net asset value, end of period..............  $  7.66      $  8.26     $  8.81     $  8.72     $  9.12     $ 10.62

Total return*...............................    (3.79%)       4.18%      13.49)       4.28)      (8.45%)      9.37%

Ratios/Supplemental Data

Net assets, end of period (in millions)....   $     9      $     9     $     8     $     5     $     4     $     1
Ratio of expenses to average net assets**..      1.08%        1.08%       1.06%       1.08%       1.08%       1.08%
Ratio of net investment income
   to average net assets**.................      7.32%        8.82%      10.55%       9.27%       7.47%       5.51%
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers**.............      5.07%        3.68%       1.19%       1.26%       1.46%       1.11%
Ratio of net investment income to
   average net assets before
   contractual expense reimbursement
   and waivers**...........................      3.33%        6.22%      10.42%       9.09%       7.09%       5.48%
Portfolio turnover rate....................        23%          34%         36%         34%         11%         31%

 + Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.
 * Total return not annualized for periods less than one full year.
** Annualized for periods less than one full year.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND (continued)

**********************************************************************************

                                        CLASS A              CLASS B               CLASS C

Condensed data for a                   SIX MONTHS      FOR THE   SIX MONTHS      FOR THE    SIX MONTHS      FOR THE
share of capital stock                      ENDED    PERIOD***        ENDED    PERIOD***         ENDED    PERIOD***
outstanding throughout                   SEPT. 30,       ENDED     SEPT. 30,       ENDED      SEPT. 30,       ENDED
the period                                   2002     MARCH 31,        2002     MARCH 31,         2002     MARCH 31,
                                       (unaudited)        2002   (unaudited)        2002    (unaudited)        2002

Net asset value,
   beginning of period................  $    8.68    $    8.55    $    8.54    $    8.55    $     8.48    $    8.55

   Income from investment operations:
      Net investment income...........       0.21         0.24         0.15         0.29          0.22         0.35
      Net gain (loss) on
         securities (both realized
         and unrealized)..............      (0.54)        0.16        (0.50)        0.07         (0.57)        0.01

   Total from investment operations...      (0.33)        0.40        (0.35)        0.36         (0.35)        0.36

   Less distributions:
      Dividends from net
         investment income............      (0.20)       (0.24)       (0.18)       (0.29)        (0.21)       (0.35)
      Distributions from
         capital gains................          —        (0.01)           —        (0.01)            —        (0.01)
      Return of capital...............          —        (0.02)           —        (0.07)            —        (0.07)

   Total distributions ...............      (0.20)       (0.27)       (0.18)       (0.37)        (0.21)       (0.43)

Net asset value, end of period .......  $    8.15    $    8.68    $    8.01    $    8.54    $     7.92    $    8.48

Total return*.........................      (3.83%)       4.64%       (4.12%)       4.29%        (4.16%)       4.29%

Ratios/Supplemental Data

Net assets, end of
   period (in millions)...............  $      1     $    0.11     $   0.34    $    0.02    $     0.25    $    0.01
Ratio of expenses to
   average net assets**...............      1.33%         1.33%        2.08%        2.07%         2.08%        2.08%
Ratio of net investment income
   to average net assets** ...........      7.76%         8.39%        6.79%        7.91%         6.33%        7.82%
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers**........      5.49%         4.71%        6.61%        5.84%         6.58%        5.89%
Ratio of net investment income
   to average net assets before
   contractual expense
   reimbursement and waivers**........      3.60%         5.01%        2.26%        4.14%         1.83%        4.01%
Portfolio turnover rate...............        23%           34%          23%          34%           23%          34%

  * Total return not annualized for periods less than one full year.
 ** Annualized for periods less than one full year.
*** Sales of Class A,B & C Shares began September 24, 2001.
See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
USA GLOBAL FUND

**********************************************************************************

                                                                CLASS I

                                                                                                     FOR THE PERIOD
Condensed data for a                          SIX MONTHS ENDED                                    FROM JUNE 3, 1997
share of capital stock                       SEPTEMBER 30, 2002                                     (INCEPTION ) TO
outstanding throughout the period               (unaudited)           YEARS ENDED MARCH 31,          MARCH 31, 1998

                                                             2002         2001        2000+       1999+       1998+

Net asset value, beginning of period........  $ 14.23      $ 13.08     $ 16.90     $ 11.06     $ 11.17     $ 10.01

   Income from investment operations:
      Net investment income (loss)..........    (0.02)       (0.06)       0.01        0.01        0.05        0.07
      Net gain (loss) on securties
         (both realized and unrealized).....    (5.05)        1.21       (3.22)       5.86       (0.11)       1.14

   Total from investment operations.........    (5.07)        1.15       (3.21)       5.87       (0.06)       1.21

   Less distributions:
      Dividends from net
   investment income........................        —            —          —       (0.03)      (0.05)      (0.05)
   Distributions from capital gains.........        —            —       (0.55)          —           —           —
   Return of capital........................        —            —       (0.06)          —           —           —

Total distributions.........................        —            —       (0.61)      (0.03)      (0.05)      (0.05)

Net asset value, end of period..............  $  9.16      $ 14.23     $ 13.08     $ 16.90     $ 11.06     $ 11.17

Total return*...............................   (35.63%)       8.79%     (19.34%)     53.11%      (0.52%)     12.16%

Ratios/Supplemental Data

Net assets, end
   of period (in millions)..................  $    27      $    42     $    38     $    15     $     6     $     3
Ratio of expenses to average net assets**...     1.08%        1.08%       1.06%        1.08%      1.08%       1.04%
Ratio of net investment
   income (loss) to average net assets**....    (0.36%)      (0.44%)     (0.08%)       0.03%      0.67%       1.07%
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers**..............     2.30%        1.73%       1.07%        1.13%      1.30%          —
Ratio of net investment income (loss)
   to average net assets contractual
   expense reimbursement and waivers**......    (1.58%)      (1.09%)     (0.09%)      (0.02%)     0.45%          —
Portfolio turnover rate.....................        6%          13%         14%          36%        19%         42%

 +   Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.
 *   Total return not annualized for periods less than one full year.
** Annualized for periods less than one full year.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
USA GLOBAL FUND (continued)

**********************************************************************************

                                        CLASS A              CLASS B               CLASS C

Condensed data for a                   SIX MONTHS      FOR THE   SIX MONTHS      FOR THE    SIX MONTHS      FOR THE
share of capital stock                      ENDED    PERIOD***        ENDED    PERIOD***         ENDED    PERIOD***
outstanding throughout                   SEPT. 30,       ENDED     SEPT. 30,       ENDED      SEPT. 30,       ENDED
the period                                   2002     MARCH 31,        2002     MARCH 31,         2002     MARCH 31,
                                       (unaudited)        2002   (unaudited)        2002    (unaudited)        2002

Net asset value,
   beginning of period................  $   14.22    $   11.07    $   14.17    $   11.07    $    14.16    $   11.07

Income from investment operations:
   Net investment loss................      (0.05)       (0.02)        0.08)       (0.10)        (0.06)       (0.09)
   Net gain (loss) on securties
      (both realized and unrealized)..      (5.03)        3.17        (5.03)        3.20         (5.03)        3.18

Total from investment operations......      (5.08)        3.15        (5.11)        3.10         (5.09)        3.09

Net asset value, end of period........  $    9.14    $   14.22    $    9.06    $   14.17    $     9.07    $   14.16

Total return*.........................     (35.72%)      28.46%      (36.06%)      28.00%       (35.95%)      27.91%

Ratios/Supplemental Data

Net assets, end of period
   (in millions)......................  $    0.07    $    0.16    $    0.01    $    0.01     $    0.09     $   0.01
Ratio of expenses to average
   net assets**.......................       1.33%        1.33%        2.08%        2.08%         2.08%        2.08%
Ratio of net investment loss
   to average net assets**............      (0.62%)      (0.86%)      (1.36%)      (1.46%)       (1.37%)      (1.46%)
Ratio of expenses to average net
   assets before contractual
   expense reimbursement
   and waivers**......................       2.56%        2.29%        3.56%        3.12%         3.64%        3.13%
Ratio of net investment loss
   to average net assets contractual
   expense reimbursement
   and waivers**......................      (1.85%)      (1.82%)      (2.84%)      (2.50%)       (2.93%)      (2.51%)
Portfolio turnover rate...............          6%          13%           6%          13%            6%          13%

  * Total return not annualized for periods less than one full year.
 ** Annualized for periods less than one full year.
*** Sales of Class A,B & C Shares began September 24, 2001.
See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND

**************************************************************************************

                                                            CLASS I                 CLASS A

Condensed data for a                                          SIX MONTHS      FOR THE       SIX MONTHS      FOR THE
share of capital stock                                             ENDED    PERIOD***            ENDED    PERIOD***
outstanding throughout                                         SEPT. 30,        ENDED        SEPT. 30,        ENDED
the period                                                          2002    MARCH 31,             2002     MARCH 31,
                                                             (unaudited)         2002      (unaudited)         2002

Net asset value, beginning of period............     $ 11.38    $ 10.00       $ 11.37    $ 10.00

   Income from investment operations:
      Net investment loss.......................       (0.03)     (0.03)        (0.03)     (0.03)
      Net gain (loss) on securities (both
         realized and unrealized)...............       (5.55)      1.41         (5.56)      1.40

   Total from investment operations.............       (5.58)      1.38         (5.59)      1.37

Net asset value, end of period..................     $  5.80    $ 11.38       $  5.78    $ 11.37

Total return*...................................      (49.03%)    13.80%       (49.16%)    13.70%

Ratios/Supplemental Data

Net assets, end of period (in millions).........     $     2    $     4       $  0.02    $  0.02
Ratio of expenses to average net assets**.......        1.08%      1.08%         1.33%      1.33%
Ratio of net investment loss
   to average net assets** .....................       (0.65%)    (0.70%)       (0.91%)    (0.96%)
Ratio of expenses to average net assets
   before contractual expense
   reimbursement and waivers** .................       13.48%      6.37%        14.48%      7.26%
Ratio of net investment loss to average
   net assets contractual expense
   reimbursement and waivers** .................      (13.05%)    (5.99%)      (14.06%)    (6.89%)
Portfolio turnover rate ........................           8%         5%            8%         5%

  * Total return not annualized for periods less than one full year.
 ** Annualized for periods less than one full year.
*** Sales of Class A & I Shares began October 12, 2001.
See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND (continued)

**************************************************************************************

                                                            CLASS B                 CLASS C

Condensed data for a                                          SIX MONTHS      FOR THE       SIX MONTHS      FOR THE
share of capital stock                                             ENDED    PERIOD***            ENDED    PERIOD***
outstanding throughout                                         SEPT. 30,        ENDED        SEPT. 30,        ENDED
the period                                                          2002    MARCH 31,             2002     MARCH 31,
                                                             (unaudited)         2002      (unaudited)         2002
Net asset value, beginning of period.....................        $ 11.33      $ 10.00          $ 11.33      $ 10.00

   Income from investment operations:
      Net investment loss................................          (0.07)      (0.09)            (0.07)       (0.09)
      Net gain (loss) on securities (both realized
         and unrealized).................................          (5.52)       1.42             (5.52)        1.42

   Total from investment operations......................          (5.59)       1.33             (5.59)        1.33

Net asset value, end of period...........................        $  5.74     $ 11.33           $  5.74      $ 11.33

Total return*............................................         (49.34%)     13.30%           (49.34%)      13.30%

Ratios/Supplemental Data

Net assets, end of period (in millions)..................        $  0.01     $  0.01            $ 0.01       $ 0.01
Ratio of expenses to average net assets**................           2.08%       2.08%             2.08%        2.08%
Ratio of net investment loss to average net assets**.....          (1.67%)     (1.71%)           (1.67%)      (1.71%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers**.......          15.98%       9.49%            15.98%        9.49%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers**.......         (15.57%)     (9.12%)          (15.57%)      (9.12%)
Portfolio turnover rate..................................              8%          5%                8%           5%

  * Total return not annualized for periods less than one full year.
 ** Annualized for periods less than one full year.
*** Sales of Class B & C Shares began October 12, 2001.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SMALL CAP FUND

**************************************************************************************

                                                            CLASS I                 CLASS A

Condensed data for a                                          SIX MONTHS      FOR THE       SIX MONTHS      FOR THE
share of capital stock                                             ENDED    PERIOD***            ENDED    PERIOD***
outstanding throughout                                         SEPT. 30,        ENDED        SEPT. 30,        ENDED
the period                                                          2002    MARCH 31,             2002     MARCH 31,
                                                             (unaudited)         2002      (unaudited)         2002

Net asset value, beginning of period.....................      $   12.62    $   10.00        $   12.60    $   10.00

   Income from investment operations:
      Net investment loss................................          (0.03)       (0.03)           (0.03)       (0.02)
      Net gain (loss) on securities (both realized
         and unrealized).................................          (4.08)        2.65            (4.08)        2.62

   Total from investment operations......................          (4.11)        2.62            (4.11)        2.60

Net asset value, end of period...........................      $    8.51    $   12.62        $    8.49    $   12.60

Total return*............................................         (32.57%)      26.20%          (32.62%)      26.00%

Ratios/Supplemental Data

Net assets, end of period (in millions)..................      $       3    $       4        $       3    $    0.24
Ratio of expenses to average net assets**................           1.08%        1.08%            1.33%        1.33%
Ratio of net investment loss to average net assets**.....          (0.65%)      (0.60%)          (0.90%)      (0.93%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers**.......           6.57%        6.06%            7.66%        6.85%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers**.......          (6.14%)      (5.58%)          (7.23%)      (6.45%)
Portfolio turnover rate..................................              9%           0%               9%           0%

  *   Total return not annualized for periods less than one full year.
 **  Annualized for periods less than one full year.
*** Sales of Class A & I Shares began October 15, 2001.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SMALL CAP FUND (continued)

**************************************************************************************

                                                            CLASS B                 CLASS C

Condensed data for a                                          SIX MONTHS      FOR THE       SIX MONTHS      FOR THE
share of capital stock                                             ENDED    PERIOD***            ENDED    PERIOD***
outstanding throughout                                         SEPT. 30,        ENDED        SEPT. 30,        ENDED
the period                                                          2002    MARCH 31,             2002     MARCH 31,
                                                             (unaudited)         2002      (unaudited)         2002

Net asset value, beginning of period.....................        $ 12.56      $ 10.00          $ 12.56      $ 10.00

   Income from investment operations:
      Net investment loss................................          (0.06)       (0.03)           (0.07)       (0.01)
      Net gain (loss) on securities (both realized
         and unrealized).................................          (4.07)        2.59            (4.06)        2.57

Total from investment operations.........................          (4.13)        2.56            (4.13)        2.56

Net asset value, end of period...........................        $  8.43      $ 12.56          $  8.43      $ 12.56

Total return*............................................         (32.88%)      25.60%          (32.88%)      25.60%

Ratios/Supplemental Data

Net assets, end of period (in millions)..................         $ 0.18      $  0.05          $  0.29      $  0.16
Ratio of expenses to average net assets**................           2.08%        2.08%            2.08%        2.08%
Ratio of net investment loss to average net assets**.....          (1.64%)      (1.60%)          (1.64%)      (1.70%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers**.......           8.94%        9.19%            8.89%        9.62%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers**.......          (8.50%)      (8.71%)          (8.45%)      (9.24%)
Portfolio turnover rate..................................              9%           0%               9%           0%

  * Total return not annualized for periods less than one full year.
 ** Annualized for periods less than one full year.
*** Sales of Class B & C Shares began October 15, 2001.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MID CAP FUND

**************************************************************************************

                                                     CLASS I      CLASS A       CLASS B     CLASS C

                                                                 FOR THE        FOR THE          FOR THE         FOR THE
                                                               PERIOD***      PERIOD***        PERIOD***       PERIOD***
Condensed data for a                                               ENDED          ENDED            ENDED           ENDED
share of capital stock                                         SEPT. 30,      SEPT. 30,        SEPT. 30,       SEPT. 30,
outstanding throughout                                              2002          2002             2002           2002
the period                                                   (unaudited)    (unaudited)      (unaudited)     (unaudited)

Net asset value, beginning of period.....................       $  10.00       $  10.00         $  10.00        $  10.00

   Income from investment operations:
      Net investment loss................................          (0.02)         (0.01)           (0.06)          (0.04)
      Net loss on securities (both realized
         and unrealized).................................          (2.54)         (2.56)           (2.53)          (2.55)

   Total from investment operations......................          (2.56)         (2.57)           (2.59)          (2.59)

Net asset value, end of period...........................       $   7.44       $   7.43         $   7.41        $   7.41

Total return*............................................         (25.60%)       (25.70%)         (25.90%)        (25.90%)

Ratios/Supplemental Data

Net assets, end of period (in millions)..................       $      1       $   0.05         $   0.01        $   0.01

Ratio of expenses to average net assets**................           1.08%          1.33%            2.08%           2.08%
Ratio of net investment loss to average net assets**.....          (0.55%)        (0.84%)          (1.54%)         (1.55%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers**.......          28.59%         41.14%           36.68%          39.61%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers**.......          28.06%)       (40.65%)         (36.14%)        (39.08%)
Portfolio turnover rate..................................              3%             3%               3%              3%

  *   Total return not annualized for periods less than one full year.
 **  Annualized for periods less than one full year.
*** Sales of Class A,B,C & I Shares began May 1, 2002.

See Accompanying Notes to Financial Statements.

AFBA 5STAR FUND, INC.
AFBA 5STAR BALANCED FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR HIGH YIELD FUND
AFBA 5STAR USA GLOBAL FUND
AFBA 5STAR SCIENCE & TECHNOLOGY FUND
AFBA 5STAR SMALL CAP FUND
AFBA 5STAR MID CAP FUND

AFBA 5STAR FUND, INC.

AFBA 5Star Investment Management Company
909 N. Washington Street
Alexandria, VA 22314
1-800-243-9865
www.afba.com

Shareholder Inquiries 1-888-578-2733

BB10267 11/02	A12SAR-02